CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and amounts due from depository institutions	$ 16,433,765	$ 11,641,550
Federal funds sold and overnight interest-bearing deposits	40,637,241	3,961,254
Total cash and cash equivalents	57,071,006	15,602,804
Debt securities available for sale, at fair value	14,457,072	8,001,092
Mortgage-backed securities held to maturity, at amortized cost (fair value of $7,727,314 and $10,788,459 at September 30, 2011 and 2010, respectively)	7,234,139	10,296,891
Mortgage-backed securities available for sale, at fair value	2,751,871	8,845,526
Capital stock of Federal Home Loan Bank, at cost	3,100,400	9,773,600
Mortgage loans held for sale, at lower of cost or market	100,718,753	253,578,202
Loans receivable (net of allowance for loan losses of $25,713,622 and $26,975,717 at September 30, 2011 and 2010, respectively)	1,021,272,809	1,046,273,232
Real estate acquired in settlement of loans (net of allowance for losses of $2,515,800 and $1,651,100 at September 30, 2011 and 2010, respectively)	18,717,814	14,900,312
Premises and equipment, net	18,458,166	18,764,098
Goodwill	3,938,524	3,938,524
Core deposit intangible	79,435	148,003
Accrued interest receivable	3,852,790	4,432,361
Bank-owned life insurance	30,842,466	29,770,828
Deferred tax assets	12,772,637	13,157,300
Prepaid expenses, accounts receivable and other assets	13,940,754	15,333,827
Total assets	1,309,208,636	1,452,816,600
LIABILITIES:
Deposits	1,122,524,913	1,115,203,120
Advances from the Federal Home Loan Bank	29,000,000	181,000,000
Subordinated debentures	19,589,000	19,589,000
Advance payments by borrowers for taxes and insurance	4,945,918	7,098,432
Accrued interest payable	840,186	945,374
Other liabilities	12,138,433	12,627,393
Total liabilities	1,189,038,450	1,336,463,319
STOCKHOLDERS' EQUITY :
Preferred stock - $0.01 par value per share, 1,000,000 shares authorized; 32,538 shares issued at September 30, 2011 and 2010, $1,000 per share liquidation value, net of discount	31,527,176	31,088,060
Common stock - $0.01 par value per share, 18,000,000 shares authorized; 13,068,618 shares issued at September 30, 2011 and 2010	130,687	130,687
Treasury stock - at cost (2,588,340 and 2,753,799 shares at September 30, 2011 and 2010, respectively)	(17,380,790)	(18,064,582)
Additional paid-in capital from common stock	57,608,062	56,702,495
Accumulated other comprehensive income, net	310	37,834
Retained earnings	48,284,741	46,458,787
Total stockholders' equity	120,170,186	116,353,281
Total liabilities and stockholders' equity	$ 1,309,208,636	$ 1,452,816,600

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED BALANCE SHEETS
Mortgage-backed securities held to maturity, amortized cost (in dollars)	$ 7,727,314	$ 10,788,459
Loans receivable, allowance for loan losses (in dollars)	25,713,622	26,975,717
Real estate acquired in settlement of loans, allowance for losses (in dollars)	$ 2,515,800	$ 1,651,100
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	32,538	32,538
Preferred stock, liquidation value (in dollars per share)	$ 1,000	$ 1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	18,000,000	18,000,000
Common stock, shares issued	13,068,618	13,068,618
Treasury stock, shares	2,588,340	2,753,799

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
INTEREST AND DIVIDEND INCOME:
Loans receivable	$ 53,836,937	$ 57,689,759	$ 60,481,030
Mortgage loans held for sale	5,548,562	6,259,177	5,768,338
Securities and other	867,174	1,155,254	1,573,931
Total interest and dividend income	60,252,673	65,104,190	67,823,299
INTEREST EXPENSE:
Deposits	11,374,452	16,134,364	21,515,584
Advances from Federal Home Loan Bank	1,070,964	1,742,237	3,507,381
Borrowings from the Federal Reserve Bank		484	319,548
Subordinated debentures	505,889	515,308	759,492
Note payable			113,354
Total interest expense	12,951,305	18,392,393	26,215,359
NET INTEREST INCOME	47,301,368	46,711,797	41,607,940
Provision for loan losses	14,800,000	26,064,000	23,030,685
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	32,501,368	20,647,797	18,577,255
NON-INTEREST INCOME:
Mortgage revenues	5,670,484	7,840,478	12,684,367
Retail banking fees	4,148,120	3,777,468	3,893,265
Investment brokerage revenues	1,864,170	1,797,876	1,336,857
Gain on sales of securities			302,714
Bank-owned life insurance income	1,071,637	1,092,149	1,086,693
Other	243,394	332,507	262,734
Total non-interest income	12,997,805	14,840,478	19,566,630
NON-INTEREST EXPENSE:
Salaries and employee benefits	15,021,505	13,979,216	14,270,156
Occupancy, equipment and data processing expense	8,990,060	8,288,918	8,082,272
Advertising	574,438	566,111	1,051,338
Professional services	1,653,032	1,747,584	1,517,781
FDIC deposit insurance premium expense	2,430,621	1,980,105	1,555,200
FDIC special deposit insurance assessment			700,000
Real estate foreclosure losses and expense, net	2,872,484	2,810,765	1,317,809
Postage, document delivery and office supplies expense	898,470	978,703	982,254
Other	1,843,979	1,584,709	1,960,368
Total non-interest expense	34,284,589	31,936,111	31,437,178
INCOME BEFORE INCOME TAXES	11,214,584	3,552,164	6,706,707
INCOME TAX EXPENSE	3,149,807	259,377	1,629,745
NET INCOME	8,064,777	3,292,787	5,076,962
OTHER COMPREHENSIVE INCOME:
Unrealized (loss) gain on investment and mortgage-backed securities available for sale (net of income taxes in 2011, 2010 and 2009 of $22,999, $94,962 and ($177,844), respectively)	(37,524)	(154,939)	290,167
Comprehensive income	8,027,253	3,137,848	5,367,129
Income available to common shares	$ 5,998,761	$ 1,232,887	$ 3,811,669
Per-share amounts:
Basic earnings per common share (in dollars per share)	$ 0.57	$ 0.12	$ 0.37
Weighted average common shares outstanding - basic (in shares)	10,543,316	10,380,822	10,178,681
Diluted earnings per common share (in dollars per share)	$ 0.55	$ 0.12	$ 0.37
Weighted average common shares outstanding - diluted (in shares)	10,987,605	10,626,919	10,402,165

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Unrealized (loss) gain on investment and mortgage-backed securities available for sale, income tax	$ 22,999	$ 94,962	$ (177,844)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock, Net of Discount	Common Stock	Treasury Stock	Additional Paid-In Capital From Common Stock	Accumulated Other Comprehensive Income (Loss), Net	Retained Earnings	Comprehensive Income
BALANCE at Sep. 30, 2008	$ 82,360,506	$ 0	$ 130,687	$ (19,050,498)	$ 51,987,198	$ (97,394)	$ 49,390,513
Comprehensive Income:
Net income	5,076,962						5,076,962	5,076,962
Change in unrealized gain (loss) on investment securities, net of tax	477,849					477,849		477,849
Realized gain on sales of investment securities included in net income, net of tax	(187,682)					(187,682)		(187,682)
Comprehensive income	5,367,129					290,167	5,076,962	5,367,129
Preferred stock and common stock warrant issued	32,501,768	30,334,273			2,167,495
Common stock dividends ($0.38 per share)	(3,922,623)						(3,922,623)
Preferred stock dividends	(944,506)						(944,506)
Accretion of discount on preferred stock		320,787					(320,787)
Stock options exercised	105,949			97,238	8,711
Stock option and award expense	491,124				491,124
Common stock issued under dividend reinvestment plan (110,184 and 132,138 shares for the year ended 2010 and 2009 respectively)	785,669			539,255	246,414
Restricted common stock issued (48,400 and 24,327 shares for the year ended 2010 and 2009 respectively)				99,278	(99,278)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (11,655 and 6,873 shares for the year ended 2010 and 2009 respectively)	(54,972)			(54,972)
Purchase of equity trust shares from Treasury, net (43,955, 43,553 and 77,084 shares for the year ended 2011, 2010 and 2009 respectively)	(441,753)			(441,753)
Distribution of equity trust shares (75,391, 33,742 and 19,918 shares for the year ended 2011, 2010 and 2009 respectively)				267,279	(267,279)
Amortization of equity trust expense	740,879				740,879
Tax benefit (cost) from release of equity shares	(41,315)				(41,315)
Excess tax benefit from stock-based compensation	13,515				13,515
BALANCE at Sep. 30, 2009	116,961,370	30,655,060	130,687	(18,544,173)	55,247,464	192,773	49,279,559
Comprehensive Income:
Net income	3,292,787						3,292,787	3,292,787
Change in unrealized gain (loss) on investment securities, net of tax	(154,939)					(154,939)		(154,939)
Comprehensive income	3,137,848					(154,939)	3,292,787	3,137,848
Preferred stock and common stock warrant issued		0
Common stock dividends ($0.38 per share)	(4,053,659)						(4,053,659)
Preferred stock dividends	(1,626,900)						(1,626,900)
Accretion of discount on preferred stock		433,000					(433,000)
Stock options exercised	196,829			297,504	(100,675)
Stock option and award expense	555,086				555,086
Common stock issued under dividend reinvestment plan (110,184 and 132,138 shares for the year ended 2010 and 2009 respectively)	707,033			429,901	277,132
Common stock issued under equity trust plan (228,761 shares)				(548,699)	548,699
Restricted common stock issued (48,400 and 24,327 shares for the year ended 2010 and 2009 respectively)				197,520	(197,520)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (11,655 and 6,873 shares for the year ended 2010 and 2009 respectively)	(78,374)			(78,374)
Purchase of equity trust shares from Treasury, net (43,955, 43,553 and 77,084 shares for the year ended 2011, 2010 and 2009 respectively)	(181,552)			(219,785)	38,233
Distribution of equity trust shares (75,391, 33,742 and 19,918 shares for the year ended 2011, 2010 and 2009 respectively)				401,524	(401,524)
Amortization of equity trust expense	800,434				800,434
Tax benefit (cost) from release of equity shares	(66,224)				(66,224)
Excess tax benefit from stock-based compensation	1,390				1,390
BALANCE at Sep. 30, 2010	116,353,281	31,088,060	130,687	(18,064,582)	56,702,495	37,834	46,458,787
Comprehensive Income:
Net income	8,064,777						8,064,777	8,064,777
Change in unrealized gain (loss) on investment securities, net of tax	(37,524)					(37,524)		(37,524)
Comprehensive income	8,027,253					(37,524)	8,064,777	8,027,253
Preferred stock and common stock warrant issued		0
Common stock dividends ($0.38 per share)	(4,177,009)				(4,202)		(4,172,807)
Preferred stock dividends	(1,626,900)						(1,626,900)
Accretion of discount on preferred stock		439,116					(439,116)
Stock options exercised	193,955			117,765	76,190
Stock option and award expense	590,457				590,457
Common stock issued under dividend reinvestment plan (110,184 and 132,138 shares for the year ended 2010 and 2009 respectively)	(27,399)				(27,399)
Common stock issued under employee compensation plans, net (56,681 shares)	(29,389)			(116,499)	87,110
Purchase of equity trust shares from Treasury, net (43,955, 43,553 and 77,084 shares for the year ended 2011, 2010 and 2009 respectively)	446,684				446,684
Distribution of equity trust shares (75,391, 33,742 and 19,918 shares for the year ended 2011, 2010 and 2009 respectively)				682,526	(682,526)
Amortization of equity trust expense	355,179				355,179
Tax benefit (cost) from release of equity shares	(49,227)				(49,227)
Excess tax benefit from stock-based compensation	113,301				113,301
BALANCE at Sep. 30, 2011	$ 120,170,186	$ 31,527,176	$ 130,687	$ (17,380,790)	$ 57,608,062	$ 310	$ 48,284,741

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividends (in dollars per share)	$ 0.38	$ 0.38	$ 0.38
Common stock issued under dividend reinvestment plan		110,184	132,138
Common stock issued under equity trust plan		228,761
Restricted common stock issued		48,400	24,327
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation		11,655	6,873
Common stock issued under employee compensation plans, shares	56,681
Purchase of equity trust shares	43,955	43,553	77,084
Distribution of equity trust shares	75,391	33,742	19,918

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 8,064,777	$ 3,292,787	$ 5,076,962
Depreciation, amortization and accretion:
Premises and equipment	2,009,616	1,855,879	1,885,341
Net deferred loan costs	2,083,309	2,253,359	2,678,732
Debt and equity securities premiums and discounts, net	295,132	148,461	156,364
Equity trust expense, net	355,179	800,434	740,879
Stock option and award expense	590,457	555,086	491,124
Provision for loan losses	14,800,000	26,064,000	23,030,685
Provision for losses on real estate acquired in settlement of loans	2,118,500	2,181,900	758,602
(Gains)/losses on sale of real estate acquired in settlement of loans	(169,496)	(300,683)	98,129
Originations of mortgage loans held for sale	(1,432,925,551)	(1,809,489,481)	(2,041,899,278)
Proceeds from sales of mortgage loans held for sale	1,591,452,812	1,672,542,651	2,016,612,091
Gain on sale of loans held for sale	(5,667,812)	(7,501,651)	(11,876,091)
Loss on sale of equity securities available for sale			97,141
Gain on sale of debt securities available for sale			(399,855)
Increase in cash value of bank-owned life insurance	(1,071,637)	(1,092,149)	(1,086,693)
Decrease (increase) in deferred tax asset	384,663	(3,861,066)	(1,233,593)
Excess tax benefit from stock-based compensation	(113,301)	(1,390)	(13,515)
Tax expense for release of equity trust shares	49,227	66,224	41,315
Increase (decrease) in accrued expenses	594,455	(736,607)	773,738
(Increase) decrease in current income taxes payable	(2,130,097)	15,771	1,553,768
Changes in other assets and liabilities	3,069,778	(1,559,899)	(3,037,668)
Net adjustments	175,725,234	(118,059,161)	(10,628,784)
Net cash provided by (used in) operating activities	183,790,011	(114,766,374)	(5,551,822)
Proceeds from:
Maturities of time deposits in other banks			99,000
Maturities of debt securities available for sale	56,000,000	20,000,000	6,000,000
Sales of debt securities available for sale			56,049,239
Sales of equity securities available for sale			280,419
Principal payments on mortgage-backed securities	8,927,535	8,624,939	5,123,662
Redemption of Federal Home Loan Bank stock	11,035,100	12,990,100	4,571,500
Sales of real estate acquired in settlement of loans receivable	10,035,572	11,295,944	7,535,450
Sales of equipment	72,671	34,811	88,360
Purchases of:
Debt securities available for sale	(62,582,763)	(26,004,472)	(63,706,985)
Mortgage-backed securities available for sale			(7,003,443)
Federal Home Loan Bank stock	(4,361,900)	(11,113,900)	(5,325,200)
Premises and equipment	(1,776,355)	(1,692,787)	(1,082,276)
Net (increase) decrease in loans receivable	(7,684,964)	37,881,390	(82,395,730)
Cash paid for equity in joint venture		(12,500)
Net cash provided by (used in) investing activities	9,664,896	52,003,525	(79,766,004)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in deposits	7,321,793	(76,426,119)	276,317,874
(Repayment of) proceeds from Federal Home Loan Bank advances, net	(152,000,000)	120,000,000	(149,600,000)
Repayment of Federal Reserve Bank borrowings, net			(40,000,000)
Payment on notes payable			(7,640,000)
Net decrease in due to other banks			(14,377,831)
Net (decrease) increase in advance payments by borrowers for taxes and insurance	(2,152,514)	2,442,565	988,853
Proceeds from cash received in dividend reinvestment plan		707,033	785,669
Proceeds from issuance of preferred stock and common stock warrants			32,501,768
Proceeds from stock options exercised	193,955	196,829	105,949
Purchase of equity trust shares from Treasury, net	446,684
Purchase of equity trust shares, net		(181,552)	(441,753)
Excess tax benefit from stock-based compensation	113,301	1,390	13,515
Tax expense for release of equity trust shares	(49,227)	(66,224)	(41,315)
Dividends paid on common stock	(4,177,009)	(4,053,659)	(3,922,623)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(944,506)
Common stock issued under employee compensation plan	99,998
Common stock purchased dividend reinvestment plan	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(129,387)	(78,374)	(54,972)
Net cash (used in) provided by financing activities	(151,986,705)	40,914,989	93,690,628
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	41,468,202	(21,847,860)	8,372,802
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	15,602,804	37,450,664	29,077,862
CASH AND CASH EQUIVALENTS AT END OF YEAR	57,071,006	15,602,804	37,450,664
Cash paid during the year for:
Interest on deposits	11,477,166	16,227,448	21,955,907
Interest on advances from FHLB	1,070,964	1,738,241	3,531,530
Interest on other borrowings		484	351,603
Interest on subordinated debentures	527,685	535,993	780,141
Interest on note payable			114,323
Cash paid during the year for interest	13,075,815	18,502,166	26,733,504
Income taxes, net	4,808,167	3,517,009	1,449,507
NON-CASH INVESTING ACTIVITIES:
Real estate acquired in settlement of loans receivable	$ 15,802,078	$ 19,622,863	$ 13,327,985

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Pulaski Financial Corp. (the “Company”) is the holding company for Pulaski Bank (the “Bank”). The Company’s primary assets are its investment in the Bank and cash.  The Company also maintains two special-purpose subsidiary trusts that issue preferred securities. Management of the Company and the Bank are substantially similar and the Company neither owns nor leases any property, but instead uses the premises, equipment and furniture of the Bank. Accordingly, the information in the consolidated financial statements relates primarily to the Bank.

The Company, through the Bank, operates in a single business segment, which is a community-oriented financial institution providing traditional financial services through the operation of thirteen full-service bank locations in the St. Louis metropolitan area and six loan production offices in the St. Louis and Kansas City metropolitan areas and Wichita, Kansas.  The Bank is engaged primarily in the business of attracting deposits from the general public and using these and other funds to originate a variety of residential, commercial and consumer loans within the Bank’s lending market areas. The Bank is an approved lender/servicer for the Federal Housing Administration (“FHA”) and the Veterans Administration (“VA”), as well as for the Missouri Housing Development Commission (a government agency established to provide home-buying opportunities for low-income first-time homebuyers).

The accounting and reporting policies and practices of the Company and its subsidiaries conform to U.S. generally accepted accounting principles and to prevailing practices within the banking industry. A summary of the Company’s significant accounting policies follows.

Principles of Consolidation - The consolidated financial statements include the accounts of Pulaski Financial Corp. and its wholly-owned subsidiary, Pulaski Bank, and its wholly-owned subsidiaries, Pulaski Service Corporation and Priority Property Holdings, LLC.  All significant intercompany transactions have been eliminated in consolidation.

Use of Estimates - The preparation of these consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The amount of the allowance for loan losses is a significant estimate reported within the consolidated financial statements.

Cash and Cash Equivalents - For purposes of reporting cash flows, cash and cash equivalents include cash and amounts due from depository institutions, cash in transit, cash in the process of collection, federal funds sold, and overnight deposits at the Federal Home Loan Bank of Des Moines (“Federal Home Loan Bank” or “FHLB”) and Federal Reserve Bank of St. Louis (“Federal Reserve”). Generally, federal funds sold mature within one day.

Securities and Mortgage-Backed Securities Available for Sale - Securities and mortgage-backed securities available for sale are recorded at their fair values, adjusted for amortization of premiums and accretion of discounts, which are recognized as adjustments to interest income over the life of the securities using the level-yield method. Refer to Note 20, Fair Value Measurements, for additional information regarding how fair values are determined. Unrealized gains or losses on securities and mortgage-backed securities available for sale are included in a separate component of stockholders’ equity, net of deferred income taxes. Gains or losses on the disposition of securities and mortgage-backed securities available for sale are recognized using the specific -identification method. Estimated fair values of securities and mortgage-backed securities available for sale are based on quoted market prices when available.  If quoted market prices are not available, fair values are estimated using quoted market prices for similar instruments.

Securities and Mortgage-Backed Securities Held to Maturity - Securities and mortgage-backed securities held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts, since the Company has both the ability and intent to hold the securities to maturity.  Premium amortization and discount accretion are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Other-Than-Temporary Impairment of Debt Securities - When determining whether a debt security is other-than-temporarily impaired, management assesses whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery.  In instances when a determination is made that an other-than-temporary impairment exists but management does not intend to sell the debt security and it is not more likely than not that it will be required to sell the debt security prior to its anticipated repayment or maturity, the other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors.  The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.  The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Capital Stock of the Federal Home Loan Bank - Capital stock of the Federal Home Loan Bank of Des Moines is required for membership in the FHLB and is carried at cost.  The Bank must maintain a specified level of investment in FHLB stock based upon the amount of its outstanding FHLB borrowings.  The stock of the FHLB is viewed as a long-term asset and its value is based upon the ultimate recoverability of the par value.  In determining the recoverability of this investment, the Company considered the structure of the entire FHLB system, which enables the regulator of the FHLBs to reallocate debt among the members, so each individual FHLB has a potential obligation to repay the consolidated obligations issued by other FHLB members.  In addition, regulatory changes during 2008 established a new regulator for the FHLB system that continues to oversee changes to management, management practices and balance sheet management at the FHLB.  Finally, the liquidity position of the FHLB was strengthened with the support of the U.S. Treasury, which established a lending facility designed to provide secured funding on an as-needed basis to government-sponsored enterprises, such as the FHLB.  The Company continues to monitor this investment for recoverability, but as of September 30, 2011, believed that it would ultimately recover the par value of the FHLB stock.

Mortgage Loans Held for Sale — Mortgage loans held for sale consist of loans that management does not intend to hold until maturity and are reflected at the lower of cost or fair value.  Such loans are generally committed to be sold to investors on a best-efforts basis with servicing released. Accordingly, fair values for such loans are based on commitment prices. Gains or losses on loan sales are recognized at the time of sale and are determined by the difference between net sales proceeds and the principal balance of the loans sold, adjusted for net deferred loan fees or costs. Loan origination and commitment fees, net of certain direct loan origination costs, are deferred as an adjustment to the carrying value of the loan until it is sold.

Loans Receivable - Loans receivable are stated at the principal amounts outstanding adjusted for premiums, discounts, deferred loan costs, loans in process and the allowance for loan losses.  Loan origination and commitment fees on originated loans, net of certain direct loan origination costs, are deferred and amortized to interest income using the level-yield method over the estimated lives of the related loans. Interest on loans is accrued based upon the principal amounts outstanding. Refer to Note 5, Loans Receivable and Allowance for Losses, for summaries of the Company’s accounting policies regarding impaired loans and the related recognition of interest income, troubled debt restructurings and the allowance for loan losses.

Real Estate Acquired in Settlement of Loans - Real estate acquired as a result of foreclosure or by deed-in-lieu of foreclosure is initially recorded at the lower of its cost, which is the unpaid principal balance of the related loan plus foreclosure costs, or fair value less estimated selling costs.  Fair value is generally determined through a new appraisal or market analysis.  Any write-down to fair value at the time the property is acquired is recorded as a charge-off to the allowance for loan losses.  Any decline in the fair value of the property subsequent to acquisition is recorded as a charge to non-interest expense.  Refer to Note 20, Fair Value Measurements, for additional information regarding how fair values are determined.

Derivative Financial Instruments - The Company originates and purchases derivative financial instruments, including interest rate swaps, interest rate lock commitments and forward contracts to sell mortgage-backed securities.  These instruments have certain interest rate risk characteristics that change in value based upon changes in the capital markets.

Interest Rate Swaps: The Company periodically uses derivative financial instruments (primarily interest rate swaps) to assist in its interest rate risk management. All derivatives are measured and reported at fair value on the Company’s consolidated balance sheets as either an asset or a liability. For derivatives that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk, are reported as other assets or other liabilities, as appropriate, in the consolidated balance sheet. For all hedging relationships, derivative gains and losses that are not effective in hedging the changes in fair value of the hedged item are recognized immediately in current earnings during the period of the change. Similarly, the changes in the fair value of derivatives that do not qualify for hedge accounting are also reported in non-interest income when they occur.

The net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged. The net cash settlements on derivatives that do not qualify for hedge accounting are reported in non-interest income.

At the inception of the hedge and quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values of the derivatives have been highly effective in offsetting the changes in the fair values of the hedged item and whether they are expected to be highly effective in the future. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking the hedge. This process includes identification of the hedging instrument, hedged item, risk being hedged and the method for assessing effectiveness and measuring ineffectiveness. In addition, on a quarterly basis, the Company assesses whether the derivative used in the hedging transaction is highly effective in offsetting changes in fair value of the hedged item, and measures and records any ineffectiveness as a credit or charge to earnings. The Company discontinues hedge accounting prospectively when it is determined that the derivative is or will no longer be effective in offsetting changes in the fair value of the hedged item, the derivative expires, is sold or terminated, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

The estimates of fair values of the Company’s derivatives and related liabilities are calculated by an independent third party using proprietary valuation models. The fair values produced by these valuation models are, in part, theoretical and reflect assumptions, which must be made in using the valuation models. Small changes in assumptions could result in significant changes in valuation. The risks inherent in the determination of the fair value of a derivative may result in income statement volatility.

The Company periodically uses derivatives to modify the repricing characteristics of certain assets and liabilities so that changes in interest rates do not have a significant adverse effect on net interest income and cash flows and to better match the repricing profile of its interest-bearing assets and liabilities. As a result of interest rate fluctuations, certain interest-sensitive assets and liabilities will gain or lose market value. In an effective fair value hedging strategy, the effect of this change in value will generally be offset by a corresponding change in value of the derivatives linked to the hedged assets and liabilities.

Interest Rate Lock Commitments:  Commitments to originate loans (interest rate lock commitments), which primarily consist of commitments to originate fixed-rate residential mortgage loans, are recorded at fair value.  Changes in the fair value of interest rate lock commitments are recognized in non-interest income on a quarterly basis.

Forward Commitments to Sell Mortgage-Backed Securities: Forward commitments to sell mortgage-backed securities are recorded at fair value.  Changes in the fair value of forward contracts to sell mortgage-backed securities are recognized in non-interest income on a quarterly basis.

Premises and Equipment - Premises and equipment are stated at cost, less accumulated depreciation.  Depreciation charged to operations is primarily computed utilizing the straight-line method over the estimated useful lives of the related assets. Estimated lives range from three to forty years for buildings and improvements and three to ten years for furniture and equipment. Maintenance and repairs are charged to expense when incurred. Major renewals and improvements are capitalized. Gains and losses on dispositions are credited or charged to earnings as incurred.

Goodwill - Goodwill represents the amount of acquisition cost over the fair value of net assets acquired in the purchase of another financial institution.  The Company reviews goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate the carrying value of the asset might be impaired.  Impairment is determined by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill.  If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.  Any such adjustments are reflected in the results of operations in the periods in which they become known.  After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis.  No such impairment losses were recognized during the three years ended September 30, 2011.

Intangible Assets - Intangible assets include core deposit premiums related to the purchase of other financial institutions or branch locations.  Core deposit premiums are amortized using the level-yield method.  The Company reviews intangible assets for impairment periodically to determine whether there have been any events or circumstances that indicate the recorded amount is not recoverable from projected undiscounted net operating cash flows. If the projected undiscounted net operating cash flows are less than the carrying amount, an impairment loss is recognized to reduce the carrying amount to fair value, and when appropriate, the amortization period is also reduced.  Any such adjustments are reflected in the results of operations in the periods in which they become known.  No such impairment losses were recognized during the three years ended September 30, 2011.

Stock-Based Compensation - The Company maintains a number of stock-based incentive programs, which are discussed in more detail in Note 16.  All stock-based compensation is recognized as an expense in the financial statements based on the fair value of the award.

Income Taxes — Current income tax expense approximates taxes to be paid or refunded for the current period. Deferred income tax expense is computed using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties are recognized as a component of income tax expense.

Reclassifications - Certain amounts included in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the 2011 presentation.

EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

2.              EARNINGS PER SHARE

Basic earnings per share is computed using the weighted average number of common shares outstanding. The dilutive effect of potential securities is included in diluted earnings per share. The computations of basic and diluted earnings per share are presented in the following table.

	Years Ended September 30,
	2011	2010	2009

Net income	$8,064,777	$3,292,787	$5,076,962

Less:
Preferred dividends declared	(1,626,900)	(1,626,900)	(944,506)
Accretion of discount on preferred stock	(439,116)	(433,000)	(320,787)
Income available for common shares	$5,998,761	$1,232,887	$3,811,669

Weighted average common shares outstanding - basic	10,543,316	10,380,822	10,178,681
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	301,544	154,789	95,490
Equivalent shares - employee stock options and awards	41,259	33,818	56,122
Equivalent shares - common stock warrant	101,486	57,490	71,872
Weighted average common shares outstanding - diluted	10,987,605	10,626,919	10,402,165

Earnings per share:
Basic	$0.57	$0.12	$0.37
Diluted	0.55	0.12	0.37

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during a period.  Proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period. Similarly, outstanding warrants are dilutive when the average market price of the Company’s common stock exceeds the exercise price during a period.  Proceeds from the assumed exercise of dilutive warrants are assumed to be used to repurchase common shares at the average market price of such stock during the period.

Options to purchase common shares totaling 666,790, 691,080, and 697,866 were excluded from the respective computations of diluted earnings per share during the years ended September 30, 2011, 2010 and 2009 respectively, because the exercise price of the options, when combined with the effect of the unamortized compensation expense, were greater than the average market price of the common shares and were considered anti-dilutive.

DEBT SECURITIES	12 Months Ended
Sep. 30, 2011
DEBT SECURITIES
DEBT SECURITIES

3.              DEBT SECURITIES

The amortized cost and estimated fair value of debt securities available for sale at September 30, 2011 and 2010 are summarized as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2011:
Debt obligations of government- sponsored entities	$14,456,776	$3,245	$(2,949)	$14,457,072
Weighted average yield at the end of the year	0.47%

September 30, 2010:
Debt obligations of government- sponsored entities	$8,000,836	$706	$(450)	$8,001,092
Weighted average yield at the end of the year	0.25%

As of September 30, 2011 and 2010, the Company did not have any debt securities available for sale that were in a continuous loss position for more than 12 months.

The amortized cost and fair values of available-for-sale debt securities at September 30, 2011, by contractual maturity, are shown below.

	Amortized	Fair
	Cost	Value
Term to Maturity:
One year or less	$11,428,995	$11,428,672
Over one through five years	3,027,781	3,028,400
	$14,456,776	$14,457,072

Debt securities with carrying values totaling approximately $14.5 million at September 30, 2011 were pledged to secure deposits of public entities, trust funds, and for other purposes as required by law.

Proceeds from the sale of available-for-sale securities totaled $56.3 million for the year end September 30, 2009.  Gross gains and gross losses totaling $458,000 and $156,000, respectively, were realized on these sales during the year ended September 30, 2009. There were no such sales during the years September 30, 2011 and 2010.

MORTGAGE-BACKED SECURITIES	12 Months Ended
Sep. 30, 2011
MORTGAGE-BACKED SECURITIES
MORTGAGE-BACKED SECURITIES

4.                      MORTGAGE-BACKED SECURITIES

Mortgage-backed securities held to maturity and available for sale at September 30, 2011 and 2010 are summarized as follows:

	September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Freddie Mac	$12	$—	$(1)	$11
Ginnie Mae	122,417	18,738	—	141,155
Fannie Mae	7,104,972	474,378	—	7,579,350
Total	7,227,401	493,116	(1)	7,720,516

Collateralized mortgage obligations:
Freddie Mac	6,738	60	—	6,798
Total	6,738	60	—	6,798

Total held to maturity	$7,234,139	$493,176	$(1)	$7,727,314

Weighted average yield at end of year	3.84%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$339,350	$38,820	$—	$378,170
Total	339,350	38,820	—	378,170

Collateralized mortgage obligations:
Freddie Mac	21,396	—	(38)	21,358
Ginnie Mae	764,669	—	(11,515)	753,154
Fannie Mae	1,626,250	—	(27,061)	1,599,189

Total	2,412,315	—	(38,614)	2,373,701

Total available for sale	$2,751,665	$38,820	$(38,614)	$2,751,871

Weighted average yield at end of year	4.23%

	September 30, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Freddie Mac	$24	$—	$—	$24
Ginnie Mae	160,044	13,944	—	173,988
Fannie Mae	10,128,927	477,620	—	10,606,547
Total	10,288,995	491,564	—	10,780,559

Collateralized mortgage obligations:
Freddie Mac	7,896	4	—	7,900
Total	7,896	4	—	7,900

Total held to maturity	$10,296,891	$491,568	$—	$10,788,459

Weighted average yield at end of year	4.02%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$433,843	$37,163	$—	$471,006
Fannie Mae	27,433	40	—	27,473
Total	461,276	37,203	—	498,479

Collateralized mortgage obligations:
Freddie Mac	794,329	13,610	—	807,939
Ginnie Mae	3,479,613	—	(2,353)	3,477,260
Fannie Mae	4,049,540	12,308	—	4,061,848

Total	8,323,482	25,918	(2,353)	8,347,047

Total available for sale	$8,784,758	$63,121	$(2,353)	$8,845,526

Weighted average yield at end of year	4.16%

There were no proceeds from sales of available-for-sale mortgage-backed securities during the years ended September 30, 2011, 2010 or 2009.

As of September 30, 2011 and 2010, the Company did not have any mortgage-backed securities held to maturity or available for sale that were in a continuous loss position for more than 12 months.

The amortized cost and estimated fair values of held-to-maturity and available-for-sale mortgage-backed securities at September 30, 2011, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to Maturity:
One year or less	$12	$11	$—	$—
Over one through five years	14,203	16,410	21,396	21,358
Over five through ten years	710,131	760,441	1,796,777	1,779,756
Over ten years	6,509,793	6,950,452	933,492	950,757
Tota1	$7,234,139	$7,727,314	$2,751,665	$2,751,871

Actual maturities of mortgage-backed securities may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments.

Mortgage-backed securities with carrying values totaling approximately $10.0 million at September 30, 2011 were pledged to secure deposits of public entities, trust funds, and for other purposes as required by law.

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Sep. 30, 2011
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

5.                      LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loans receivable at September 30, 2011 and 2010 are summarized as follows:

	2011	2010
Single-family residential:
Residential first mortgage	$242,091,310	$243,648,954
Residential second mortgage	51,535,399	60,281,107
Home equity lines of credit	176,324,206	201,922,359
Commercial:
Commercial and multi-family real estate	316,210,346	299,960,103
Land acquisition and development	51,497,056	74,461,741
Real estate construction and development:	22,330,981	31,071,102
Commercial and industrial	180,821,164	155,622,170

Consumer and installment	3,116,742	3,512,266
	1,043,927,204	1,070,479,802
Add (less):
Deferred loan costs	3,625,440	3,884,483
Loans in process	(566,213)	(1,115,336)
Allowance for loan losses	(25,713,622)	(26,975,717)
Total	$1,021,272,809	$1,046,273,232
Weighted average rate at end of year	5.30%	5.34%

The Bank has made loans to officers and directors in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing for comparable transactions with other customers and did not, in the opinion of management, involve more than normal credit risk at the time of origination.  However, subsequent to the date of origination, the Bank classified $11.1 million of loans secured by commercial real estate, that were made directly to entities controlled by one of the Bank’s directors, as “substandard” because of the borrower’s weakening cash flow position.  In addition, the Bank classified as substandard, $5.0 million of related loans that were made to another of the Bank’s unaffiliated customers who, in turn, advanced the proceeds to the same entities controlled by the Bank director noted above and that was secured by the same collateral.  Refer to the discussion of credit quality below for a description of the substandard classification.  Management determined that such loans should continue to be classified as “substandard” at September 30, 2011, but determined they were not impaired and remained on accrual status.

Changes in loans to senior officers and directors for the years ended September 30, 2011 and 2010 are summarized as follows:

Balance, September 30, 2009	$9,659,597
Additions	4,325,555
Repayments and reclassifications	(1,627,425)
Balance, September 30, 2010	12,357,727
Additions	1,740,531
Repayments and reclassifications	(1,469,633)
Balance, September 30, 2011	$12,628,625

Home equity lines of credit to senior officers and directors totaled $1,046,000, of which $502,000 had been disbursed as of September 30, 2011.

At September 30, 2011, 2010 and 2009, the Bank was servicing loans for others totaling approximately $14.0 million, $18.6 million and $22.3 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing. Loan servicing income is recorded on the accrual basis and includes servicing fees received from investors and certain charges collected from borrowers.

Allowance for Loan Losses

The Company maintains an allowance for loan losses to absorb probable losses in the Company’s loan portfolio.  Loan charge-offs are charged against and recoveries are credited to the allowance.  Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an appropriate allowance given the risks identified in the portfolio.  The allowance is comprised of specific allowances on impaired loans (assessed for loans that have known credit weaknesses) and pooled or general allowances based on assigned risk ratings and historical loan loss experience for each loan type.  The allowance is based upon management’s quarterly estimates of probable losses inherent in the loan portfolio.

The Company charges off all or a portion of a loan when circumstances indicate that a loss is probable and there is no longer a reasonable expectation that a change in such circumstances will result in the collection of the full amount of the loan.  Management considers many factors before charging off a loan.  While the delinquency status of the loan is a primary factor, other key factors are considered and the Company does not charge off loans based solely on a predetermined length of delinquency.  The other factors considered include the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  In general, a specific reserve is recorded in lieu of a charge-off on an impaired loan when management believes that the borrower still has the ability to bring the loan current or can provide additional collateral.  Also, to enhance tracking of payment performance and facilitate billing and collection efforts, specific reserves are generally established in lieu of partial charge-offs on single-family residential real estate loans.  Once collection efforts have failed, all or a portion of the loan is generally charged off, as appropriate.  For purposes of determining the allowance for loan losses, all charge-offs and changes in the level of specific reserves are included in the determination of historical loss rates for each pool of loans with similar risk characteristics, as described below.  During the years ended September 30, 2011 and 2010, charge-offs of non-performing and impaired loans totaled $16.5 million and $20.5 million, respectively, including partial charge-offs of $4.3 million and $1.3 million, respectively.  At September 30, 2011 and 2010, the remaining principal balance of non-performing and impaired loans for which the Company previously recorded partial charge-offs totaled $317,000 and $597,000, respectively.

For purposes of determining the allowance for loan losses, the Company has segmented its loan portfolio into the following pools (or segments) that have similar risk characteristics: residential loans, commercial loans and consumer loans.  Loans within these segments are further divided into subsegments, or classes, based on the associated risks within these subsegments. Residential loans are divided into three classes, including single-family first mortgage loans, single-family second mortgage loans and home equity lines of credit.  Commercial loans are divided into four classes, including land acquisition and development loans, real estate construction and development loans, commercial and multi-family real estate loans, and commercial and industrial loans.  Consumer loans are not subsegmented because of the small balance in this segment.

The following is a summary of the significant risk characteristics for each segment of loans:

Residential mortgage loans are secured by one- to four-family residential properties with loan-to-value ratios at the time of origination generally equal to 80% or less.  Such loans with loan-to-value ratios of greater than 80% at the time of origination generally require private mortgage insurance.  Second mortgage loans and home equity lines of credit generally involve greater credit risk than first mortgage loans because they are secured by mortgages that are subordinate to the first mortgage on the property.  If the borrower is forced into foreclosure, the Company will receive no proceeds from the sale of the property until the first mortgage has been completely repaid.  Prior to 2008, the Company offered second mortgage loans that exceeded 80% combined loan-to-value ratios, which were priced with enhanced yields.  The Company continues to offer second mortgage loans up to 80% of the collateral values on a limited basis to credit-worthy borrowers.  However, the current underwriting guidelines are more stringent due to the current adverse economic environment.

Commercial loans represent loans to varying types of businesses, including municipalities, school districts and nonprofit organizations, to support working capital, operational needs and term financing of equipment.  Repayment of such loans is generally provided through operating cash flows of the business.  Commercial and multi-family real estate loans include loans secured by real estate occupied by the borrower for ongoing operations, non-owner occupied real estate leased to one or more tenants and greater-than-four family apartment buildings.  Land acquisition and development loans are made to borrowers for the purpose of infrastructure improvements to vacant land to create finished marketable residential and commercial lots or land.  Most land development loans are originated with the intention that the loans will be paid through the sale of developed lots or land by the developers generally within twelve months of the completion date.  Real estate construction and development loans include secured loans for the construction of residential properties by real estate professionals and, to a lesser extent, individuals, and business properties that often convert to a commercial real estate loan at the completion of the construction period.  Commercial and industrial loans include loans made to support working capital, operational needs and term financing of equipment and are generally secured by equipment, inventory, accounts receivable and personal guarantees of the owner.  Repayment of such loans is generally provided through operating cash flows of the business, with the liquidation of collateral as a secondary repayment source.

Consumer loans include primarily loans secured by savings accounts and automobiles.  Savings account loans are fully secured by restricted deposit accounts held at the Bank.  Automobile loans include loans secured by new and pre-owned automobiles.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower and discounted collateral exposure.  For further information, see the discussion of impaired loans below.  In addition, all loans that are not evaluated individually for impairment and any individually evaluated loans determined not to be impaired are segmented into groups based on similar risk characteristics as described above.  The Company’s methodology includes factors that allow management to adjust its estimates of losses based on the most recent information available.  Such risk factors are generally reviewed and updated quarterly, as appropriate.  Historical loss rates for each risk group, which are updated quarterly, are quantified using all recorded loan charge-offs, changes in specific allowances on loans and real estate acquired through foreclosure and any gains and losses on the final disposition of real estate acquired through or in lieu of foreclosure.  These historical loss rates for each risk group are used as the starting point to determine allowance provisions.  Such rates are then adjusted to reflect actual changes and anticipated changes in national and local economic conditions and developments, the volume and severity of internally classified loans, loan concentrations, assessment of trends in collateral values, and changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses.  Such agencies may require the Company to modify its allowance for loan losses based on their judgment about information available to them at the time of their examination.

The following table summarizes the activity in the allowance for loan losses for the years ended September 30, 2011, 2010 and 2009:

	2011	2010	2009

Balance, beginning of year	$26,975,717	$20,579,170	$12,761,532
Provision charged to expense	14,800,000	26,064,000	23,030,685
Charge-offs:
Residential real estate first mortgage	4,519,629	3,773,665	3,808,695
Residential real estate second mortgage	2,094,004	2,099,401	1,433,970
Home equity lines of credit	3,002,230	4,164,730	2,723,661
Commercial & multi-family real estate	1,545,367	4,323,493	68,626
Land acquisition & development	4,382,462	1,144,690	4,231,118
Real estate construction & development	49,900	2,254,473	2,424,848
Commercial & industrial	773,848	2,539,604	532,842
Consumer and other	100,551	174,425	160,533
Total charge-offs	16,467,991	20,474,481	15,384,293
Recoveries
Residential real estate first mortgage	66,500	383,573	46,519
Residential real estate second mortgage	117,374	75,569	2,634
Home equity lines of credit	153,868	22,843	70,250
Commercial & multi-family real estate	10,950	87,928	32,283
Land acquisition & development	2,415	5,000	—
Real estate construction & development	1,293	—	—
Commercial & industrial	44,883	223,432	2,500
Consumer and other	8,613	8,683	17,060
Total recoveries	405,896	807,028	171,246
Net charge-offs	16,062,095	19,667,453	15,213,047
Balance, end of year	$25,713,622	$26,975,717	$20,579,170

The following table summarizes, by loan portfolio segment, the changes in the allowance for loan losses for the year ended September 30, 2011 and information regarding the balance in the allowance and the recorded investment in loans by impairment method at September 30, 2011.

	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$11,192,096	$15,533,915	$149,578	$100,128	$26,975,717
Provision charged to expense	14,928,471	(585,847)	386,641	70,735	14,800,000
Charge offs	(9,615,863)	(6,751,577)	(100,551)	—	(16,467,991)
Recoveries	337,742	59,541	8,613	—	405,896
Balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$6,823,235	$1,761,301	$391,497	$—	$8,976,033
Loans collectively evaluated for impairment	10,019,211	6,494,731	52,784	170,863	16,737,589
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Recorded investment in loans receivable at end of period:
Total loans receivable	$472,312,786	$571,549,810	$3,123,835		$1,046,986,431
Loans receivable individually evaluated for impairment	40,123,496	12,956,783	469,468		53,549,747
Loans receivable collectively evaluated for impairment	432,189,290	558,593,027	2,654,367		993,436,684
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Impaired Loans

A loan is considered to be impaired when, based on current information and events, management determines that the Company will be unable to collect all amounts due according to the loan contract, including scheduled interest payments.  When a loan is identified as impaired, the amount of impairment loss is measured based on either the present value of expected future cash flows, discounted at the loan’s effective interest rate, or for collateral-dependent loans, observable market prices or the current fair value of the collateral.  If the amount of impairment loss is measured based on the present value of expected future cash flows, the entire change in present value is recorded in the provision for loan losses.  If the fair value of the collateral is used to measure impairment of a collateral-dependent loan and repayment or satisfaction of the loan is dependent on the sale of the collateral, the fair value of the collateral is adjusted to consider estimated costs to sell.  However, if repayment or satisfaction of the loan is dependent only on the operation, rather than the sale of the collateral, the measurement of impairment does not incorporate estimated costs to sell the collateral.  If the value of the impaired loan is determined to be less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment charge is recognized through a provision for loan losses.  The following table summarizes the principal balance of impaired loans at September 30, 2011 and 2010 by the impairment method used.

	September 30,	September 30,
	2011	2010
	(In Thousands)
Fair value of collateral method	$33,542	$39,713
Present value of cash flows method	19,839	19,849
Total impaired loans	$53,381	$59,562

Loans considered for individual impairment analysis include loans that are past due, loans that have been placed on non-accrual status, troubled debt restructurings, loans with internally assigned credit risk ratings that indicate an elevated level of risk, or loans that management has knowledge of or concerns about the borrower’s ability to pay under the contractual terms of the note.  Residential loans to be evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, and discussions with the Bank’s loan collectors.  Commercial loans evaluated for impairment are generally identified through a review of loan delinquency reports, internally-developed risk classification reports, discussions with loan officers, discussions with borrowers, periodic individual loan reviews and local media reports indicating problems with a particular project or borrower.  Commercial loans are individually reviewed and assigned a credit risk rating periodically by the internal loan committee.  See discussion of credit quality below.

The following is a summary of impaired loans and other related information as of September 30, 2011.  The recorded investments and unpaid principal balances have been reduced by all partial charge-offs of the related loans to the allowance for loan losses. The recorded investment of certain loan classes exceeds the unpaid principal balance of such classes at September 30, 2011 as the result of the deferral and capitalization of certain direct loan origination costs, net of any origination fees collected, under ASC 310-20-30.  All impaired loans at September 30, 2011 were on non-accrual status.

				Year Ended
	At September 30, 2011			September 30, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	at End of	at End of	at End of	During	During
	Period	Period	Period	Period	Period
With no related allowance recorded:
Residential real estate first mortgage	$15,617,508	$15,548,383	$—	$20,289,448	$420,013
Residential real estate second mortgage	1,714,029	1,709,488	—	2,272,999	81,122
Home equity lines of credit	2,055,369	2,055,369	—	2,128,477	107,246
Land acquisition and development	64,856	64,856	—	2,675,169	962
Real estate construction & development	1,745,879	1,745,275	—	2,824,643	13,366
Commercial & multi-family real estate	5,324,044	5,320,630	—	4,826,283	199,065
Commercial & industrial	467,448	467,604	—	535,836	64,682
Consumer and other	11,770	11,754	—	19,314	22,192
Total	$27,000,903	$26,923,359	$—

With an allowance recorded:
Residential real estate first mortgage	$14,673,518	$14,605,368	$3,175,977	$12,500,659	$641,798
Residential real estate second mortgage	1,787,617	1,780,640	1,133,592	1,408,422	68,077
Home equity lines of credit	4,275,455	4,275,455	2,513,666	3,307,957	56,386
Land acquisition and development	285,353	285,254	84,754	2,216,196	5,159
Real estate construction & development	699,392	697,968	157,783	435,306	5,644
Commercial & multi-family real estate	3,647,191	3,638,111	1,229,855	4,928,413	242,713
Commercial & industrial	722,620	719,457	288,909	1,039,663	29,661
Consumer and other	457,698	455,350	391,497	413,568	2,024
Total	$26,548,844	$26,457,603	$8,976,033

Total:
Residential real estate first mortgage	$30,291,026	$30,153,751	$3,175,977	$32,790,107	$1,061,811
Residential real estate second mortgage	3,501,646	3,490,128	1,133,592	3,681,421	149,199
Home equity lines of credit	6,330,824	6,330,824	2,513,666	5,436,434	163,632
Land acquisition and development	350,209	350,110	84,754	4,891,365	6,121
Real estate construction & development	2,445,271	2,443,243	157,783	3,259,949	19,010
Commercial & multi-family real estate	8,971,235	8,958,741	1,229,855	9,754,696	441,778
Commercial & industrial	1,190,068	1,187,061	288,909	1,575,499	94,343
Consumer and other	469,468	467,104	391,497	432,882	24,216
Total	$53,549,747	$53,380,962	$8,976,033

The following is a summary of impaired loans at September 30, 2010:

2010
Balance of impaired loans with specific allowance	$26,123,763
Balance of impaired loans with no specific allowance	33,438,372
Total impaired loans	$59,562,135

Specific loan loss allowance on impaired loans	$8,375,959

The average balance of impaired loans during the years ended September 30, 2010 and 2009 was $62.3 million and $37.8 million. Interest income recognized on impaired loans during the years ended September 30, 2010 and 2009 was $2.6 million and $2.3 million.  All impaired loans at September 30, 2010 were on non-accrual status.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes.  Borrowers are generally classified as delinquent once payments become 30 days or more past due.  The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectibility of interest or principal is no longer probable.  Management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral.  Previously accrued but unpaid interest is charged to current income at the time a loan is placed on non-accrual status.  Subsequent collections of cash may be applied as reductions to the principal balance, interest in arrears, or recorded as income depending on management’s assessment of the ultimate collectibility of the loan.  Non-accrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates that the timely collectibility of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.  Prior to returning a loan to accrual status, the loan is individually reviewed.  Many factors are considered prior to returning a loan to accrual status, including a positive change in the borrower’s financial situation or the Company’s collateral position that, together with the sustained period of repayment performance, result in the likelihood of a loss that is no longer probable.

The following is a summary of the recorded investment in loans receivable by class that were 30 days or more past due at September 30, 2011:

							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$5,358,948	$2,882,199	$11,264,959	$19,506,106	$223,662,221	$243,168,327	$—	$30,291,026
Residential real estate second mortgage	794,911	155,772	820,556	1,771,238	49,986,363	51,757,601	—	3,501,646
Home equity lines of credit	2,960,623	633,473	3,948,135	7,542,230	169,844,628	177,386,858	—	6,330,824
Land acquisition and development	314,856	—	285,254	600,110	51,042,361	51,642,471	—	350,209
Real estate construction & development	—	—	904,773	904,773	21,387,494	22,292,267	—	2,445,271
Commercial & multi-family real estate	6,798,151	3,469,293	2,374,682	12,642,126	303,716,170	316,358,296	—	8,971,235
Commercial & industrial	396,634	—	271,829	668,463	180,588,313	181,256,776	—	1,090,068
Consumer and other	58,025	74,252	248,949	381,228	2,742,607	3,123,835	—	469,468
Total	$16,682,148	$7,214,989	$20,119,137	$44,016,274	$1,002,970,157	$1,046,986,431	$—	$53,449,747

Credit Quality

The credit quality of the Company’s residential and consumer loans is primarily monitored on the basis of aging and delinquency, as summarized in the table above.  The credit quality of the Company’s commercial loans is primarily monitored using an internal rating system reflecting management’s risk assessment based on an analysis of several factors including the borrower’s financial condition, the financial condition of the underlying business, cash flows of the underlying collateral and the delinquency status of the loan.  The internal system assigns one of the following five risk gradings.  The “pass” category consists of a range of loan sub-grades that reflect various levels of acceptable risk.  Movement of risk through the various sub-grade levels in the “pass” category is monitored for early identification of credit deterioration.  The “special mention” rating is considered a “watch” rating rather than an “adverse” rating and is assigned to loans where the borrower exhibits negative financial trends due to borrower specific or systemic conditions that, if left uncorrected, threaten the borrower’s capacity to meet its debt obligations.  The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. This is a transitional grade that is closely monitored for improvement or deterioration.  The “substandard” rating is assigned to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists.  The “doubtful” rating is assigned to loans that have the weaknesses of substandard assets with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, questionable resulting in a high probability of loss.  An asset classified as “loss” is considered uncollectible and of such little value that charge-off is generally warranted.  In limited circumstances, the Company might establish a specific allowance on assets classified as loss if a charge off is not yet warranted because circumstances are changing and the exact amount of the loss cannot be determined.

The following is a summary of the recorded investment of loan risk ratings by class at September 30, 2011.

		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$203,690,460	$2,390,396	$36,571,024	$516,447	$—
Residential real estate second mortgage	47,604,902	101,212	3,932,222	119,265	—
Home equity lines of credit	169,988,030	99,267	6,000,449	1,299,112	—
Land acquisition and development	48,284,733	—	3,357,738	—	—
Real estate construction & development	19,717,698	—	2,574,569	—	—
Commercial & multi-family real estate	264,896,753	12,549,086	38,707,248	205,209	—
Commercial & industrial	162,411,843	10,499,378	8,044,643	300,912	—
Consumer and other	2,654,369	—	290,168	179,298	—
Total	919,248,788	25,639,339	99,478,061	2,620,243	—
Less related specific allowance	—	—	(7,565,115)	(1,410,918)
Total net of allowance	$919,248,788	$25,639,339	$91,912,946	$1,209,325	$—

Troubled Debt Restructurings

A loan is classified as a troubled debt restructuring if the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that it would not otherwise consider.  Such concessions related to residential mortgage and consumer loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date.  Such concessions related to commercial loans usually include a modification of loan terms, such as a reduction of the rate to below-market terms, adding past-due interest to the loan balance or extending the maturity date, and, to a much lesser extent, a partial forgiveness of debt.  In addition, because of their short term nature, a commercial loan could be classified as a troubled debt restructuring if the loan matures, the borrower is considered troubled and the scheduled renewal rate on the loan is determined to be less than a risk-adjusted market interest rate on a similar credit.  A loan classified as a troubled debt restructuring will generally retain such classification until the loan is paid in full.  However, a restructured loan that is in compliance with its modified terms and yields a market rate of interest at the time of restructuring is removed from the troubled debt restructuring classification once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally one year. Interest income on restructured loans is accrued at the reduced rate and the loan is returned to performing status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months.

Accruing loans that were restructured within the years ended September 30, 2011, 2010 and 2009 and restructured loans that defaulted during the years ended September 30, 2011, 2010 and 2009 are presented within the table below. The Company considers a loan to have defaulted when it becomes 90 or more days delinquent under the modified terms, has been transferred to non-accrual status, has been charged off or has been acquired through or in lieu of foreclosure.

	Total Restructured During			Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2011	2010	2009	2011	2010	2009
Residential mortgage loans	$11,916,113	$18,686,051	$22,330,745	$12,931,213	$3,121,377	$995,587
Commercial loans	7,806,257	5,130,463	8,953,328	650,959	7,926,935	—
Consumer loans	—	—	—	—	—	—
Total	$19,722,370	$23,816,514	$31,284,073	$13,582,172	$11,048,312	$995,587

The amount of additional funds committed to borrowers (undisbursed) who were included in troubled debt restructured status at September 30, 2011 and 2010 was $134,000 and $134,000, respectively.

The financial impact of troubled debt restructurings can include loss of interest due to reductions in interest rates and partial or total forgiveness of accrued interest and increases in the provision for losses.  The gross amount of interest that would have been recognized under the original terms of renegotiated loans was $3.1 million for the year ended September 30, 2011.  The actual amount of interest income recognized under the restructured terms totaled $2.9 million for the year ended September 30, 2011.  Provisions for losses related to restructured loans totaled $6.1 million during the year ended September 30, 2011.

Included in impaired loans at September 30, 2011 and 2010 were $38.3 million and $33.1 million, respectively, of loans that were modified and are classified as troubled debt restructurings because of the borrowers’ financial difficulties.  The restructured terms of the loans generally included a reduction of the interest rates and the addition of past due interest to the principal balance of the loans, or the scheduled renewal rates of the loans at maturity were determined to be less than risk-adjusted market interests rate on similar credits.  At September 30, 2011, $24.5 million, or 63.8%, of these loans were performing as agreed under the modified terms of the loans compared with $24.7 million, or 74.7%, at September 30, 2010.  Excluded from non-performing assets at September 30, 2011 and 2010 were $12.1 million and $9.9 million, respectively, of loans that were modified in troubled debt restructurings but were no longer classified as non-performing because of the borrowers’ favorable performance histories.  Specific loan loss allowances related to troubled debt restructurings at September 30, 2011 and 2010 were $4.2 million and $1.5 million, respectively.

REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS	12 Months Ended
Sep. 30, 2011
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

6.                      REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

Real estate acquired in settlement of loans at September 30, 2011 and 2010 is summarized as follows:

	2011	2010

Residential real estate	$3,231,813	$3,857,898
Commercial real estate	18,001,801	12,693,514
	21,233,614	16,551,412
Less allowance for losses	(2,515,800)	(1,651,100)
Total	$18,717,814	$14,900,312

Activity in the allowance for losses on real estate acquired in settlement of loans for the years ended

September 30, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009

Balance, beginning of year	$1,651,100	$274,076	$417,773
Provision charged to non-interest expense	2,118,500	2,181,900	758,602
Charge-offs	(1,253,800)	(804,876)	(902,299)
Balance, end of year	$2,515,800	$1,651,100	$274,076

PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2011
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

7.                      PREMISES AND EQUIPMENT

Premises and equipment at September 30, 2011 and 2010 are summarized as follows:

	2011	2010

Land	$5,609,693	$5,609,693
Office buildings and improvements	15,737,264	15,426,039
Furniture and equipment	11,451,292	11,547,579
	32,798,249	32,583,311
Less accumulated depreciation	(14,340,083)	(13,819,213)

Total	$18,458,166	$18,764,098

Depreciation expense on premises and equipment totaled $2.0 million, $1.9 million and $1.9 million for the years ended September 30, 2011, 2010 and 2009, respectively.

Certain facilities of the Company are leased under various operating leases.  Amounts paid for rent expense for the fiscal years ended September 30, 2011, 2010 and 2009 were approximately $849,000, $690,000 and $689,000, respectively. At September 30, 2011, future minimum rental commitments under non-cancelable leases are as follows:

Due in years ending September 30,
2012	$784,772
2013	766,375
2014	547,482
2015	505,821
2016	546,346
Thereafter	1,076,536
Total	$4,227,332

DEPOSITS	12 Months Ended
Sep. 30, 2011
DEPOSITS
DEPOSITS

8.                      DEPOSITS

Deposits at September 30, 2011 and 2010 are summarized as follows:

	2011		2010
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Transaction accounts:
Non-interest-bearing checking	$150,430,677	—%	$149,186,009	—%
Interest-bearing checking	328,274,827	0.28	345,012,929	0.90
Savings accounts	35,713,661	0.14	30,296,199	0.18
Money market	183,873,574	0.33	189,851,005	0.52

Total transaction accounts	698,292,739	0.22	714,346,142	0.58

Certificates of deposit:
0.00% to 0.99%	142,890,688	0.48	119,274,303	0.61
1.00% to 1.99%	203,692,301	1.53	95,540,118	1.56
2.00% to 2.99%	27,191,874	2.46	89,282,166	2.70
3.00% to 3.99%	40,107,262	3.20	80,637,382	3.35
4.00% to 4.99%	1,864,014	4.22	7,581,100	4.14
5.00% to 5.99%	8,486,035	5.23	8,541,909	5.23

Total certificates of deposit	424,232,174	1.48	400,856,978	2.02

Total	$1,122,524,913	0.70%	$1,115,203,120	1.09%

The aggregate amounts of certificates of deposit with a minimum principal amount of $100,000 were $226.2 million and $218.8 million at September 30, 2011 and 2010, respectively. Certificates of deposit at September 30, 2011 and 2010 include time deposits obtained from national brokers totaling $8.4 million with weighted-average interest rates of 5.23%.

At September 30, 2011, the scheduled maturities of certificates of deposit were as follows:

Maturing within:
Three months ending:
December 31, 2011	$121,695,708
March 31, 2012	65,593,350
June 30, 2012	41,680,920
September 30, 2012	48,651,408
Year ending:
September 30, 2013	128,721,920
September 30, 2014	15,516,792
September 30, 2015	832,616
September 30, 2016	1,539,460
Thereafter	—
Total	$424,232,174

A summary of interest expense on deposits for the years ended September 30, 2011, 2010 and 2009 is as follows:

	2011	2010	2009

Interest-bearing checking	$2,563,968	$3,667,002	$3,504,122
Savings	58,269	59,133	55,804
Money market	1,342,532	2,146,037	1,676,266
Certificates of deposit	7,409,683	10,262,192	16,279,392

Total	$11,374,452	$16,134,364	$21,515,584

ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Sep. 30, 2011
ADVANCES FROM THE FEDERAL HOME LOAN BANK
ADVANCES FROM THE FEDERAL HOME LOAN BANK

9.                      ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank of Des Moines at September 30, 2011 and 2010 are summarized as follows:

	2011		2010
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Maturing within the year ending September 30,
2010 (Overnight)	$—	—%	$152,000,000	0.27%
2015	25,000,000	2.70	25,000,000	2.70
Thereafter	4,000,000	5.48	4,000,000	5.48
Total	$29,000,000	3.08%	$181,000,000	0.72%

The average balances of advances from the Federal Home Loan Bank were $81.4 million and $96.9 million, respectively, and the maximum month-end balances were $257.5 million and $181.0 million, respectively, for the years ended September 30, 2011 and 2010.  The average rates paid during the years ended September 30, 2011 and 2010 were 1.32% and 1.80%, respectively.

The Bank has the ability to borrow funds from the Federal Home Loan Bank equal to 35% of the Bank’s total assets under a blanket agreement that assigns all investments in Federal Home Loan Bank stock as well as qualifying first mortgage loans as collateral to secure the amounts borrowed. In addition to the $29.0 million in advances outstanding at September 30, 2011, the Bank had approximately $206.6 million in additional borrowing capacity available to it under this arrangement.  The assets underlying the Federal Home Loan Bank borrowings are under the Bank’s physical control.

BORROWINGS FROM THE FEDERAL RESERVE BANK	12 Months Ended
Sep. 30, 2011
BORROWINGS FROM THE FEDERAL RESERVE BANK
BORROWINGS FROM THE FEDERAL RESERVE BANK

10.       BORROWINGS FROM THE FEDERAL RESERVE BANK

Borrowings from the Federal Reserve Bank represent short-term borrowings from the discount window at the Federal Reserve Bank of St. Louis and are typically extended for periods of 28 days or less.  There were no such borrowings outstanding during the year ended September 30, 2011 or at September 30, 2010..  The average balance of these borrowings was $82,000 and the maximum month-end balance was $4.7 million for the year ended September 30, 2010.  The average rate paid during the year ended September 30, 2010 was 0.59%.

The Bank has the ability to borrow funds from the Federal Reserve under an agreement that assigns certain qualifying loans as collateral to secure the amounts borrowed.  At September 30, 2011, $154.1 million of commercial loans were assigned under this arrangement.  The assets underlying these borrowings are under the Bank’s physical control.  As of September 30, 2011, the Bank had approximately $94.0 million in additional borrowing capacity available to it under this arrangement.

SUBORDINATED DEBENTURES	12 Months Ended
Sep. 30, 2011
SUBORDINATED DEBENTURES
SUBORDINATED DEBENTURES

11.       SUBORDINATED DEBENTURES

On March 30, 2004, Pulaski Financial Statutory Trust I (“Trust I”), a Connecticut statutory trust, issued $9.0 million of adjustable-rate preferred securities.  The proceeds from this issuance, along with the Company’s $279,000 capital contribution for Trust I’s common securities, were used to acquire $9.3 million aggregate principal amount of the Company’s floating rate junior subordinated deferrable interest debentures due in 2034, which constitute the sole asset of Trust I.  The interest rate on the debentures and the capital securities at September 30, 2011 was 3.05% and is adjustable quarterly at 2.70% over the three-month LIBOR.

The stated maturity of the Trust I debenture is June 17, 2034.  In addition, the Trust I debentures are subject to redemption at par at the option of the Company, subject to prior regulatory approval, in whole or in part on any interest payment date.

On December 15, 2004, Pulaski Financial Statutory Trust II (“Trust II”), a Delaware statutory trust, issued $10.0 million of adjustable-rate preferred securities.  The proceeds from this issuance, along with the Company’s $310,000 capital contribution for Trust II’s common securities, were used to acquire $10.3 million of the Company’s floating rate junior subordinated deferrable interest debentures due in 2034, which constitute the sole asset of Trust II.  The interest rate on the debentures and the capital securities at September 30, 2011 was 2.21% and is adjustable quarterly at 1.86% over the three-month LIBOR.

The stated maturity of the debentures held by Trust II is December 15, 2034.  In addition, the Trust II debentures are subject to redemption at par at the option of the Company, subject to prior regulatory approval, in whole or in part on any interest payment date.

LIABILITY FOR LOANS SOLD	12 Months Ended
Sep. 30, 2011
LIABILITY FOR LOANS SOLD
LIABILITY FOR LOANS SOLD

12.               LIABILITY FOR LOANS SOLD

The Company records an estimated liability for amounts potentially due to the Company’s loan investors under contractual obligations related to residential mortgage loans originated for sale that were previously sold and became delinquent or defaulted.  Under standard representations and warranties and early payment default clauses in the Company’s mortgage sale agreements, the Company may be required to repurchase mortgage loans sold to investors or reimburse the investors for credit losses incurred on loans (collectively “repurchase”) in the event of borrower default within a defined period after origination (generally 90 days), or in the event of breaches of contractual representations or warranties made at the time of sale that are not remedied within a defined period after the Company receives notice of such breaches (generally 90 days).  The Company establishes a mortgage repurchase liability related to these events that reflect management’s estimate of losses on loans for which the Company could have a repurchase obligation based on a combination of factors.  Such factors incorporate the volume of loans sold in previous periods, default expectations, historical investor repurchase demand and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor’s applicable representations and warranties), and estimated loss severity.

The principal balance of loans sold that remain subject to recourse provisions related to early payment default clauses totaled approximately $266 million and $367 million at September 30, 2011 and 2010, respectively.  Because the Company does not service the loans that it sells to its investors, the Company is generally unable to track the outstanding balances or delinquency status of a large portion of such loans that may be subject to repurchase under the representations and warranties clauses in the Company’s mortgage sale agreements.  The following is a summary of the principal balance of mortgage loan repurchase demands on loans previously sold that were received and resolved during the years ended September 30, 2011 and 2010:

	2011	2010
Received during period	$16,700,000	$12,797,000
Resolved during period	15,061,000	6,629,000
Unresolved at end of period	8,655,000	7,016,000

The following is a summary of the changes in the mortgage loan repurchase reserve during the years ended September 30, 2011 and 2010:

	2011	2010
Balance at beginning of period	$470,983	$250,337
Provisions charged to expense	1,650,406	654,543
Amounts paid to resolve demands	(864,243)	(433,897)
Balance at end of period	$1,257,146	$470,983

The mortgage repurchase reserve of $1.3 million at September 30, 2011 represents the Company’s best estimate of the probable loss that the Company will incur for various early default provisions and contractual representations and warranties associated with the sales of mortgage loans.  Because the level of mortgage loan repurchase losses depends upon economic factors, investor demand strategies and other external conditions that may change over the life of the underlying loans, the level of the liability for mortgage loan repurchase losses is difficult to estimate and requires considerable management judgment.  In addition, the Company does not service the loans that it sells to investors and is unable to track the remaining unpaid balances after sale.  As a result, there may be a range of possible losses in excess of the estimated liability that cannot be estimated.  Management maintains regular contact with the Company’s investors to monitor and address their repurchase demand practices and concerns.

INCOME TAXES	12 Months Ended
Sep. 30, 2011
INCOME TAXES
INCOME TAXES

13.       INCOME TAXES

Income tax expense for the years ended September 30, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009
Current expense:
Federal	$2,387,642	$4,102,344	$2,631,738
State	377,500	18,100	231,600
Deferred expense (benefit)	384,665	(3,861,067)	(1,233,593)
Total	$3,149,807	$259,377	$1,629,745

Income tax expense for the years ended September 30, 2011, 2010 and 2009 differs from that computed at the federal statutory rate of 34% as follows:

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$3,812,959	34.0%	$1,207,736	34.0%	$2,280,280	34.0%
Non-taxable income from bank-owned life insurance	(364,357)	(3.3)	(371,331)	(10.4)	(369,476)	(5.5)
Non-taxable interest and dividends	(487,417)	(4.3)	(440,263)	(12.4)	(305,539)	(4.6)
State taxes, net of federal benefit	249,150	2.2	11,946	0.3	152,856	2.3
Other, net	(60,528)	(0.5)	(148,711)	(4.2)	(128,376)	(1.9)
Total	$3,149,807	28.1%	$259,377	7.3%	$1,629,745	24.3%

The components of deferred tax assets and liabilities are as follows:

	2011	2010
Deferred tax assets:
Allowance for loan losses	$10,661,185	$10,824,802
Restricted stock awards	341,262	85,944
Non-accrual interest	328,138	—
Deferred compensation	1,894,867	1,912,158
Equity investments	129,692	122,666
Other	402,482	740,945
Total deferred tax assets	13,757,626	13,686,515

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	30,185	56,241
Premises and equipment	777,827	266,015
Unrealized losses on securities available for sale	190	23,188
Other	24,477	31,460
Total deferred tax liabilities	984,990	529,215

Net deferred tax assets	$12,772,636	$13,157,300

At September 30, 2011, the Company had $137,000 of unrecognized tax benefits, $129,000 of which would affect the effective tax rate if recognized.  The Company recognizes interest related to uncertain tax positions in income tax expense and classifies such interest and penalties in the liability for unrecognized tax benefits.  As of September 30, 2011, the Company had approximately $8,000 accrued for the payment of interest and penalties.  The tax years ended September 30, 2008 through 2011 remain open to examination by the taxing jurisdictions to which the Company is subject.

The aggregate changes in the balance of gross unrecognized tax benefits, which excludes interest and penalties, for the year ended September 30, 2011 are as follows:

Balance at September 30, 2010	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	—
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	—
Balance at September 30, 2011	$129,000

Retained earnings at September 30, 2011 included earnings of approximately $4.1 million representing tax bad debt deductions, net of actual bad debts and bad debt recoveries, for which no provision for federal income taxes has been made.  If these amounts are used for any purpose other than to absorb loan losses, they will be subject to federal income taxes at the then prevailing corporate rate.

A valuation allowance should be provided on deferred tax assets when it is more likely than not that some portion of the assets will not be realized.  The Company has not established a valuation allowance at September 30, 2011 or 2010 because management believes that all criteria for recognition have been met, including the existence of a history of taxes paid or qualifying tax planning strategies that are sufficient to support the realization of deferred tax assets.

STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2011
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

14.               STOCKHOLDERS’ EQUITY

On January 16, 2009, as part of the U.S. Department of Treasury’s Capital Purchase Program, the Company issued 32,538 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, $1,000 per share liquidation preference, and a warrant to purchase up to 778,421 shares of the Company’s common stock for a period of ten years at an exercise price of $6.27 per share in exchange for $32.5 million in cash from the U.S. Department of Treasury.  The proceeds, net of issuance costs consisting primarily of legal fees, were allocated between the preferred stock and the warrant on a pro rata basis, based upon the estimated market values of the preferred stock and the warrants.  As a result, $2.2 million of the proceeds were allocated to the warrant, which increased additional paid-in capital from common stock.  The amount allocated to the warrant is considered a discount on the preferred stock and will be amortized using the level yield method over a five-year period through a charge to retained earnings.  Such amortization will not reduce net income, but will reduce income available for common shares.

The fair value of the preferred stock was estimated on the date of issuance by computing the present value of expected future cash flows using a risk-adjusted rate of return for similar securities of 12%.  The fair value of the warrant was estimated on the date of grant using the Black-Scholes option pricing model assuming a risk-free interest rate of 4.30%, expected volatility of 35.53% and a dividend yield of 4.50%.

The preferred stock pays cumulative dividends of 5% per year for the first five years and 9% per year thereafter.  The Company may, at its option, redeem the preferred stock at its liquidation preference plus accrued and unpaid dividends.  The securities purchase agreement between the Company and the U.S. Treasury limits, for three years, the rate of dividend payments on the Company’s common stock to the amount of its last quarterly cash dividend prior to participation in the program of $0.095 per share unless an increase is approved by the Treasury, limits the Company’s ability to repurchase its common stock for three years, and subjects the Company to certain executive compensation limitations included in the Emergency Economic Stabilization Act of 2008, as amended by the American Recovery and Reinvestment Act of 2009.

The Company paid quarterly cash dividends on common stock of $0.095 per share for each of the quarters in the years ended September 30, 2011 and 2010.

REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Sep. 30, 2011
REGULATORY CAPITAL REQUIREMENTS
REGULATORY CAPITAL REQUIREMENTS

15.               REGULATORY CAPITAL REQUIREMENTS

The Company is not subject to any separate capital requirements from those of the Bank.  The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators which, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures that have been established by regulation to ensure capital adequacy require the Bank to maintain minimum capital amounts and ratios (set forth in the table below).  Under such regulations, the Bank is required to maintain minimum ratios of tangible capital of 1.5%, core capital of 4.0% and total risk-based capital of 8.0%.  The Bank is also subject to prompt corrective action capital requirement regulations set forth by federal regulations.  As defined in the regulations, the Bank is required to maintain minimum total and Tier I capital to risk-weighted assets and Tier I capital to average assets.  The Bank met all capital adequacy requirements to which it was subject at September 30, 2011.

As of September 30, 2011, the most recent notification from the Bank’s primary regulator, Office of the Comptroller of the Currency (“OCC”), categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)
As of September 30, 2011:
Tangible capital (to total assets)	$132,729	10.18%	$19,563	1.50%	N/A	N/A
Total risk-based capital (to risk- weighted assets)	146,214	13.59%	86,046	8.00%	$107,558	10.00%
Tier I risk-based capital (to risk- weighted assets)	132,729	12.34%	N/A	N/A	64,535	6.00%
Tier I leverage capital (to average assets)	132,729	10.18%	52,169	4.00%	65,211	5.00%

As of September 30, 2010:
Tangible capital (to total assets)	$130,571	9.02%	$21,725	1.50%	N/A	N/A
Total risk-based capital (to risk- weighted assets)	145,282	12.39%	93,838	8.00%	$117,298	10.00%
Tier I risk-based capital (to risk- weighted assets)	130,571	11.13%	N/A	N/A	70,379	6.00%
Tier I leverage capital (to average assets)	130,571	9.02%	57,933	4.00%	72,416	5.00%

A reconciliation of the Bank’s Tier I stockholders’ equity and regulatory risk-based capital at September 30, 2011 follows:

(in thousands)
Tier I stockholders’ equity	$136,799
Deduct:
Intangible assets	(4,018)
Disallowed servicing rights	(52)
Add:
Unrealized gains on available-for-sale securities	—
Tangible capital	132,729
Add:
General valuation allowances	13,485
Total risk-based capital	$146,214

The Bank is prohibited from paying cash dividends if the effect thereof would be to reduce the regulatory capital of the Bank below the amount required for the liquidation account that the Bank established in connection with the consummation of the conversion from the mutual holding company structure on December 2, 1998. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.  Under the regulations, the prior approval of the OCC and the non-objection of the Company’s primary regulator, the Federal Reserve Bank, are required prior to any capital distribution.  To the extent that any such capital distributions are not approved by the regulatory agencies in future periods, the Company could find it necessary to reduce or eliminate the payment of common dividends to its shareholders.  In addition, the Company could find it necessary to temporarily suspend the payment of dividends on its preferred stock and interest on its subordinated debentures.

EMPLOYEE BENEFITS	12 Months Ended
Sep. 30, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

16.       EMPLOYEE BENEFITS

The Company maintains shareholder-approved, stock-based incentive plans, which permit the granting of options to purchase common stock of the Company and awards of restricted shares of common stock.  All employees, non-employee directors and consultants of the Company and its affiliates are eligible to receive awards under the plans.  The plans authorize the granting of awards in the form of options intended to qualify as incentive stock options under Section 422 of the Internal Revenue Code, options that do not so qualify (non-statutory stock options) and granting of restricted shares of common stock.  Stock option awards are generally granted with an exercise price equal to the market value of the Company’s shares at the date of grant and generally vest over a period of three to five years.  Generally, option and share awards provide for accelerated vesting if there is a change in control (as defined in the plans). As a participant in the U.S. Department of Treasury’s Capital Purchase Program, certain employees are prohibited from receiving golden parachute payments while the Company has any outstanding funds related to the program.  Under the Treasury’s guidelines, golden parachute payments are defined to include any payment due to a change in control of the Company, which includes the acceleration of vesting in stock-based incentive plans due to the departure or change in control.  Accordingly, the affected employees have signed agreements to forfeit the right to accelerated vesting while any funds related to the Treasury’s program are outstanding.  The exercise period for all stock options generally may not exceed 10 years from the date of grant.  Shares used to satisfy stock awards and stock option exercises are generally issued from treasury stock.  At September 30, 2011, the Company had 415,770 reserved but unissued shares that can be awarded in the form of stock options or restricted share awards.

Restricted Stock Awards - A summary of activity in the Company’s restricted stock awards as of and for the years ended September 30, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	67,219	$6.45	24,477	$4.88	667	$13.20
Granted	67,248	7.49	49,012	7.37	24,327	4.83
Vested	(12,996)	7.43	(5,658)	7.52	(517)	13.26
Forfeited	(6,393)	7.43	(612)	7.37	—	—
Nonvested at end of year	115,078	$6.89	67,219	$6.45	24,477	$4.88

Stock Option Awards - A summary of activity in the Company’s stock option program as of and for the years ended September 30, 2011, 2010 and 2009 is as follows:

	2011				2010		2009
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	849,840	$10.40			930,306	$9.82	788,233	$10.38
Granted	—	—			16,000	7.19	201,100	7.27
Exercised	(33,397)	5.81			(72,900)	2.70	(23,827)	4.45
Forfeited	(56,759)	10.96			(23,566)	9.23	(35,200)	11.53
Outstanding at end of year	759,684	$10.56	$78,113	5.2	849,840	$10.40	930,306	$9.82

Exercisable at end of year	604,387	$10.65	$73,872	4.7	558,093	$10.50	487,868	$9.28

The weighted-average fair value per share of options granted during the years ended September 30, 2010 and 2009 was $1.80 and $1.82, respectively.  There were no options granted during the year ended September 30, 2011.  Cash received from stock options exercised totaled $194,000, $197,000 and $161,000 during the years ended September 30, 2011, 2010 and 2009, respectively.  The total intrinsic value of stock options exercised totaled $51,000, $298,000 and $669,000 during the years ended September 30, 2011, 2010 and 2009, respectively.  Executive officers and directors exercised 19,522 options during the year ended September 30, 2011.

The following is a summary of the options outstanding at September 30, 2011:

			Outstanding			Exercisable
				Weighted Average	Weighted		Weighted
Range of				Remaining	Average		Average
Exercise Prices			Number	Contractual Life (yrs)	Exercise Price	Number	Exercise Price
$5.13	-	$5.90	54,075	3.75	$5.48	51,074	$5.48
6.12	-	6.69	94,414	5.53	6.38	78,314	6.34
7.00	-	7.70	108,500	7.78	7.64	76,671	7.67
8.36	-	9.76	63,500	5.78	9.29	51,333	9.34
10.01	-	11.94	158,357	5.80	11.12	110,057	11.13
12.07	-	13.77	185,000	3.76	12.95	144,600	12.98
13.99	-	18.70	95,838	4.82	16.13	92,338	16.17
$5.13	-	$18.70	759,684	5.15	$10.56	604,387	$10.65

A summary of total stock-based compensation expense for the years ended September 30, 2011, 2010 and 2009 follows:

	2011	2010	2009
Total expense:
Pre-tax	$590,458	$555,086	$491,000
After-tax	366,084	344,153	304,500
Earnings per share:
Basic	$0.03	$0.03	$0.03
Diluted	0.03	0.03	0.03

As of September 30, 2011, the total unrecognized compensation expense related to non-vested stock options and restricted stock awards was approximately $247,000 and $320,000, respectively, and the related weighted average period over which it is expected to be recognized is approximately 1.1 and 1.3 years, respectively.

There were no stock options granted during the twelve-month period ended September 30, 2011. The fair value of stock options granted in 2010 and 2009 was estimated on the date of grant using the Black-Scholes option pricing model with the following average assumptions:

	2010	2009

Risk-free interest rate	2.53%	4.30%
Expected volatility	36.39%	35.53%
Expected life in years	5.6	5.4
Dividend yield	4.30%	4.50%
Expected forfeiture rate	3.32%	3.37%

Equity Trust Plan - The Company maintains an Equity Trust Plan for the benefit of key loan officers and sales staff.  The plan is designed to recruit and retain top-performing loan officers and other key revenue-producing employees who are instrumental to the Company’s success.  The plan allows the recipients to defer a percentage of commissions earned into a rabbi trust for the benefit of the participants.  The assets of the trust are limited to shares of Company common stock and cash.  Awards generally vest over a period of three to five years, and the participants will forgo any accrued but unvested benefits if they voluntarily leave the Company.  At September 30, 2011, 59,124 shares had been purchased on behalf of the participants at an average price of $7.35.  Shares distributed to participants during the fiscal year were 75,391 with a market value at the time of distribution totaling $683,000, and 13,499 shares were withheld by the Company in order for the distribution recipients to meet their tax obligations. Vested shares in the plan are treated as issued and outstanding when computing basic and diluted earnings per share, whereas unvested shares are treated as issued and outstanding only when computing diluted earnings per share.

KSOP — Effective September 1, 2008, the Bank merged its 401(k) savings plan and its employee stock ownership plan into the Pulaski Bank Savings and Ownership Plan (the “KSOP”) to provide greater investment alternatives to plan participants and to reduce administrative expenses.  Prior to January 1, 2010, the Bank matched 75% of each participant’s contribution up to a maximum of 5% of salary.  The Bank temporarily suspended its 401(k) employer matching contribution during calendar year 2010.  Effective January 1, 2011, the Bank resumed its matching contribution in an amount equal to 5% of each participant’s contribution up to a maximum of 50% of salary. The Bank’s contributions to this plan were $295,000, $148,000 and $658,000 for the years ended September 30, 2011, 2010 and 2009, respectively.

Supplemental Retirement Agreement - In January 1998, the Bank entered into a supplemental retirement benefit agreement with its chief executive officer in conjunction with his retirement from the Company at that time.  Under the terms of the agreement, the former chief executive officer is entitled to receive $2,473 monthly, for a period of 15 years commencing upon his retirement.  The net present value of these payments is reflected in other liabilities and totaled $33,000, $59,000 and $83,000 at September 30, 2011, 2010 and 2009, respectively. Compensation expense under this agreement totaled approximately $3,700, $6,000 and $7,000 for the years ended September 30, 2011, 2010 and 2009, respectively.

Employment Agreement - The Company and the Bank maintain an employment agreement with its current CEO (“CEO”).  The initial term of the agreement was three years.  Commencing on the first anniversary of the effective date of May 1, 2008, the term of the agreement decreased to two years.  Under the agreement, the Bank pays the CEO a base salary, which is reviewed at least annually and may be increased at the discretion of the Board of Directors.  In addition, the CEO received a stock option grant on the effective date covering 100,000 shares of the Company’s common stock at an exercise price of $12.84 per share, which vests ratably over a period of five years. The CEO is also entitled to receive health and welfare benefits provided to other Company and Bank employees.  Additionally, the agreement provides for severance payments and continued medical coverage for 24 months if employment is terminated following a change in control or upon an event of termination as defined in the agreement.  In the event of a change in control and subsequent termination of employment, the CEO will receive a lump-sum payment equal to two times his average annual compensation computed using his base pay rate at the date of termination plus any bonus or incentive compensation earned by him in the prior fiscal year.  The lump-sum payment will include an amount for any required excise tax due under the Internal Revenue Code of 1986.  The agreement also prohibits the CEO from soliciting the services of any of the Company’s employees, and from competing with the Company, for a period of two years after termination.  As a participant in the U.S. Department of Treasury’s Capital Purchase Program, certain employees are prohibited from receiving golden parachute payments while the preferred stock issued pursuant to the Capital Purchase Program remains outstanding.  Under the Treasury’s guidelines, golden parachute payments are defined to include any payment due to a change in control of the Company or an event of the employee’s termination.  Accordingly, the CEO has signed an agreement to forfeit the right to receive the lump-sum separation payment under this agreement while the preferred stock issued pursuant to the Capital Purchase Program remains outstanding.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.               COMMITMENTS AND CONTINGENCIES

The Company engages in commitments to originate loans in the ordinary course of business to meet customer financing needs.  Such commitments are generally made following the Company’s usual underwriting guidelines, represent off-balance sheet financial instruments and do not present more than a normal amount of risk.  The following table summarizes the notional amount of these commitments at September 30, 2011 and 2010.

	September 30,
	2011	2010
	(In Thousands)
Commitments to originate residential first and second mortgage loans	$70,545	$80,944
Commitments to originate commercial mortgage loans	21,744	22,901
Commitments to originate non-mortgage loans	19,436	11,378
Unused lines of credit	194,886	206,451

The Company is a defendant in legal actions arising from normal business activities.  Management, after consultation with counsel, believes that the resolution of these actions will not have any material adverse effect on the Company’s consolidated financial statements.

DERIVATIVES	12 Months Ended
Sep. 30, 2011
DERIVATIVES
DERIVATIVES

18.               DERIVATIVES

The Company originates and purchases derivative financial instruments, including interest rate lock commitments, forward contracts to sell mortgage-backed securities and interest rate swaps.  Derivative financial instruments originated by the Company consist of interest rate lock commitments to originate residential loans.  At September 30, 2011, the Company had issued $111.7 million of unexpired interest rate lock commitments to loan customers compared to $115.2 million of unexpired commitments at September 30, 2010.  The Company typically economically hedges interest rate lock commitments by obtaining a corresponding best-efforts lock commitment with an investor to sell the loan at an agreed-upon price.

Interest Rate Swaps - The Company entered into two $14 million notional value interest-rate swap contracts during 2008 totaling $28 million notional value.  These contracts supported a $14 million, variable-rate, commercial loan relationship and were used to allow the commercial loan customer to pay a fixed interest rate to the Company, while the Company, in turn, charged the customer a floating interest rate on the loan.  Under the terms of the swap contract between the Company and the loan customer, the customer pays the Company a fixed interest rate of 6.58%, while the Company pays the customer a variable interest rate of one-month LIBOR plus 2.30%.  Under the terms of a similar but separate swap contract between the Company and a major securities broker, the Company pays the broker a fixed interest rate of 6.58%, while the broker pays the Company a variable interest rate of one-month LIBOR plus 2.30%.  The two contracts have identical terms except for the interest rates and are scheduled to mature on May 15, 2015.  While these two swap derivatives generally work together as an interest-rate hedge, the Company has not designated them for hedge treatment.  Consequently, both derivatives are marked to fair value through either a charge or credit to current earnings.

The fair values of these contracts recorded in the consolidated balance sheets are summarized as follows:

	September 30,
	2011	2010
Fair value recorded in other assets	$1,676,000	$1,860,000
Fair value recorded in other liabilities	1,676,000	1,860,000

The gross gains and losses on these contracts recorded in non-interest expense in the consolidated statements of income and comprehensive income for the years ended September 30, 2011 and 2010 are summarized as follows:

	September 30,
	2011	2010

Gross gains on derivative financial assets	$183,000	$(690,000)
Gross losses on derivative financial liabilities	(183,000)	690,000
Net gain or loss	$—	$—

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

19.               FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers by issuing commitments to extend credit.  Such commitments are agreements to lend to a customer provided there is no violation of any condition established in the contract. These commitments generally have fixed expiration dates or other termination clauses and may require the borrower to pay a fee. The Company evaluates each customer’s creditworthiness on a case-by-case basis.

At September 30, 2011, the Company had firm commitments to originate loans of approximately $111.7 million, of which $68.2 million were committed to be sold.  Of the remaining $43.5 million, $480,000 were in the process of being committed and $43.1 million were commercial loans originated for portfolio. At September 30, 2010, the Company had firm commitments to originate loans of approximately $115.2 million, of which $70.8 million were committed to be sold.  Of the remaining $44.4 million, $5.9 million were in the process of being committed and $38.0 million were commercial loans originated for portfolio.  Additionally, the Company had outstanding commitments to borrowers under unused equity lines of credit, commercial lines of credit and consumer lines of credit totaling $123.5 million, $71.3 million and $133,000, respectively, at September 30, 2011 compared to $145.2 million, $61.3 million and $32,000, respectively, at September 30, 2010.

At September 30, 2011 and 2010, the Company had loans receivable held for sale totaling $100.7 million and $253.6 million, respectively, substantially all of which were under firm commitments to be sold on a best-efforts basis.  Any unrealized loss on these commitment obligations is considered in conjunction with the Company’s lower of cost or market valuation of its loans held for sale.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  These standby letters of credit are primarily issued for a fee to support contractual obligations of the Company’s customers.  The credit risk involved with issuing letters of credit is essentially the same as the risk involved in extending loans to customers. At September 30, 2011, the Company had 48 letters of credit totaling approximately $4.8 million due to expire no later than July 2019 compared to 54 letters of credit totaling approximately $8.7 million due to expire no later than July 2019 at September 30, 2010.

FAIR VALUE MEASUREMENTS	12 Months Ended
Sep. 30, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

20.   FAIR VALUE MEASUREMENTS

The Company follows the provisions of Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  A fair value measurement should reflect all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of non-performance.

A three-level hierarchy for valuation techniques is used to measure financial assets and financial liabilities at fair value.  This hierarchy is based on whether the valuation inputs are observable or unobservable. Financial instrument valuations are considered Level 1 when they are based on quoted prices in active markets for identical assets or liabilities.  Level 2 financial instrument valuations use quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.  Financial instrument valuations are considered Level 3 when they are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable, and when determination of the fair value requires significant management judgment or estimation.  ASC Topic 820 also provides guidance on determining fair value when the volume and level of activity for the asset or liability has significantly decreased and on identifying circumstances when a transaction may not be considered orderly.

The Company records securities available for sale and derivative financial instruments at their fair values on a recurring basis.  Additionally, the Company records other assets at their fair values on a nonrecurring basis, such as mortgage loans held for sale, impaired loans and real estate acquired in settlement of loans.  These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or impairment write-downs of individual assets.  The following is a general description of the methods used to value such assets.

Mortgage-Backed Securities Held to Maturity.  The fair values of mortgage-backed securities held to maturity are generally based on quoted market prices or market prices for similar assets.

Debt and Mortgage-Backed Securities Available for Sale.  The fair values of debt and mortgage-backed securities available for sale are generally based on quoted market prices or market prices for similar assets.

Interest Rate Swap Assets and Liabilities.  The fair values are based on quoted market prices by an independent valuation service.

Mortgage Loans Held for Sale.  The fair values of mortgage loans held for sale are generally based on commitment sales prices obtained from the Company’s investors.

Impaired Loans.  The fair values of impaired loans are generally based on market prices for similar assets determined through independent appraisals (Level 2 valuations) or discounted values of independent appraisals or brokers’ opinions of value (Level 3 valuations).  Since substantially all of the Company’s loans receivable that are secured by real estate are within the St. Louis metropolitan area, management is able to closely monitor the trend in real estate values in this area.  Residential real estate loans are generally inspected when they become 45 to 60 days delinquent or when communications with the borrower indicate that a potential problem exists.  New appraisals are generally obtained for impaired residential real estate loans if an inspection indicates the possibility of a significant decline in fair value.  If a new appraisal is determined not to be necessary, management may obtain a broker’s opinion of value or apply a discount to the existing appraised value based on the age of such appraisal and the overall trend in real estate values in the market area since the date of such appraisal.  Similarly, the Company maintains close contact with its commercial borrowers whose loans are determined to be impaired and new appraisals are obtained when management believes there has been a significant change in fair value.  Factors that management considers when determining whether there has been a significant change in fair value for commercial real estate secured loans generally include overall market value trends in the surrounding areas and changes in factors that impact the properties’ cash flows such as rental rates and occupancy levels that differ materially from the most current appraisals.  The significance of such events is determined on a loan-by-loan basis based on the circumstances surrounding each of such loans.  If a new appraisal is determined not to be necessary, management may apply a discount to the existing appraised value based the age of such appraisal and on the overall trend in real estate values in the market area since the date of such appraisal, or other factors that affect the value of the property, such as rental rates and occupancy levels.

Real Estate Acquired in Settlement of Loans consists of loan collateral that has been repossessed through foreclosure or obtained by deed in lieu of foreclosure. This collateral is comprised of commercial and residential real estate. Such assets are recorded as held for sale initially at the lower of the loan balance or fair value of the collateral less estimated selling costs.  If the loan balance exceeds the fair value of the collateral less estimated selling costs at the time of foreclosure, the difference is recorded as a charge to the allowance for loan losses.  During the years ended September 30, 2011 and 2010, charge-offs to the allowance for loan losses at the time of foreclosure totaled $4.6 million and $4.8 million, respectively, which represented 23% and 20% of the principal balance of loans that became subject to foreclosure during such periods, respectively.  The Company generally does not record partial charge-offs on loans secured by residential real estate, but rather provides for declines in fair value in the allowance for loan losses.  See Note 5 - Loans Receivable and the Allowance for Loan Losses for a discussion of the impact of this practice on the determination of the allowance for loan losses.  The large amount of charge-offs at the time of foreclosure compared with the principal balance of such loans reflects the declines in fair values of the underlying real estate since the dates of loan origination.  Fair values are generally determined through external appraisals and assessment of property values by the Company’s internal staff.  New appraisals are obtained at the time of foreclosure and are reviewed periodically to determine whether they should be updated based on changing market conditions.  Appraisals are prepared by state-licensed appraisers and represent the appraisers’ opinions of value based on comparable sales and other data that is considered by the appraisers to be the most appropriate information at the time of the appraisal.  Management believes such appraisals are the best source of valuation at the time of foreclosure and represent the properties’ best estimates of value at that time.  Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis.  For residential real estate properties, adjustments to valuations subsequent to foreclosure that are not based on new appraised values are generally made once the sales listing prices of the properties (which are generally based on brokers’ opinions of value) fall below the most current appraised values.  In general, listing prices on all residential real estate properties are reviewed weekly after considering input from the listing brokers and any potential offers to purchase the properties.  For commercial properties, adjustments to valuations subsequent to foreclosure that are not based on new appraised values are generally made once the sales listing prices of the properties (which are generally based on brokers’ opinions of value) fall below the most current appraised values or changes in other factors, such as occupancy levels and rental rates, indicate a decline in fair value.  In general, listing prices on all commercial real estate properties are reviewed at least every 30 days after considering input from the listing brokers, other market activity and any potential offers to purchase the properties.  The Company’s frequent review of listing prices and market conditions subsequent to the receipt of an appraisal helps to ensure that the Company captures declines in the fair value of real estate acquired through foreclosure in the appropriate period.  Because many of these inputs are not observable, the measurements are classified as Level 3.

Intangible Assets and Goodwill are reviewed annually in the fourth fiscal quarter and/or when circumstances or other events indicate that impairment may have occurred.  Because of the decline in the market value of the Company’s common stock during the years ended September 30, 2011 and 2010, the Company reviewed goodwill for impairment quarterly during fiscal 2011 and 2010 in addition to its annual reviews at September 30, 2011 and 2010.  No impairment losses were recognized during the years ended September 30, 2011 or 2010.

Assets and liabilities that were recorded at fair value on a recurring basis at September 30, 2011 and 2010 and the level of inputs used to determine their fair values are summarized below:

	Carrying Value at September 30, 2011
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt securities available for sale	$14,457	$—	$14,457	$—
Mortgage-backed securities available for sale	2,752	—	2,752	—
Interest-rate swap	1,676	—	1,676	—
Total assets	$18,885	$—	$18,885	$—
Liabilities:
Interest-rate swap	$1,676	$—	$1,676	$—
Total liabilities	$1,676	$—	$1,676	$—

	Carrying Value at September 30, 2010
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt securities available for sale	$8,001	$—	$8,001	$—
Mortgage-backed securities available for sale	8,846	—	8,846	—
Interest-rate swap	1,860	—	1,860	—
Total assets	$18,707	$—	$18,707	$—
Liabilities:
Interest-rate swap	$1,860	$—	$1,860	$—
Total liabilities	$1,860	$—	$1,860	$—

Assets that were recorded at fair value on a non-recurring basis at September 30, 2011 and 2010 and the level of inputs used to determine their fair values are summarized below:

					Total Losses
					Recognized in
	Carrying Value at September 30, 2011				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2011
	(In thousands)
Assets:
Mortgage loans held for sale	$—	$—	$—	$—	$598
Impaired loans, net	17,481	—	3,643	13,838	3,210
Real estate acquired in settlement of loans	18,718	—	—	18,718	7,538
Total assets	$36,199	$—	$3,643	$32,556	$11,346

					Total Losses
					Recognized in
	Carrying Value at September 30, 2010				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2010
	(In thousands)
Assets:
Mortgage loans held for sale	$113	$—	$113	$—	$—
Impaired loans, net	17,748	—	10,826	6,922	4,335
Real estate acquired in settlement of loans	14,900	—	—	14,900	8,373
Total assets	$32,761	$—	$10,939	$21,822	$12,708

DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2011
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

21.    DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values of financial instruments have been estimated by the Company using available market information and appropriate valuation methodologies, including those described in Note 20. However, considerable judgment is necessarily required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company might realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date.  Therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Carrying values and estimated fair values at September 30, 2011 and 2010 are summarized as follows:

		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Thousands)
ASSETS:
Cash and cash equivalents	$57,071	$57,071	$15,603	$15,603
Debt securities - AFS	14,457	14,457	8,001	8,001
Capital stock of FHLB	3,100	3,100	9,774	9,774
Mortgage-backed securities - HTM	7,234	7,727	10,297	10,788
Mortgage-backed securities - AFS	2,752	2,752	8,846	8,846
Mortgage loans held for sale	100,719	103,286	253,578	258,414
Loans receivable	1,021,273	1,075,459	1,046,273	1,094,190
Accrued interest receivable	3,853	3,853	4,432	4,432
Interest-rate swap assets	1,676	1,676	1,860	1,860

LIABILITIES:
Deposits transaction accounts	698,293	698,293	714,346	714,346
Certificates of deposit	424,232	428,088	400,857	406,095
Advances from the FHLB	29,000	31,216	181,000	183,139
Subordinated debentures	19,589	19,583	19,589	19,583
Accrued interest payable	840	840	945	945
Interest-rate swap liabilities	1,676	1,676	1,860	1,860

In addition to the methods described in Note 20 above, the following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents - The carrying amount approximates fair value.

Capital Stock of the Federal Home Loan Bank - The carrying amount represents redemption value, which approximates fair value.

Loans Receivable - The fair value of loans receivable is estimated based on present values using applicable risk-adjusted spreads to the U. S. Treasury curve to approximate current interest rates applicable to each category of such financial instruments. No adjustment was made to the interest rates for changes in credit risk of performing loans where there are no known credit concerns. Management segregates loans into appropriate risk categories. Management believes that the risk factor embedded in the interest rates along with the allowance for loan losses applicable to the performing loan portfolio results in a fair valuation of such loans.  The fair values of impaired loans are generally based on market prices for similar assets determined through independent appraisals or discounted values of independent appraisals and brokers’ opinions of value.  This method of valuation does not incorporate the exit price concept of valuation prescribed by Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures.  Rather, it was used a practical expedient as permitted under the topic.

Accrued Interest Receivable - The carrying value approximates fair value.

Deposits - The estimated fair value of demand deposits and savings accounts is the amount payable on demand at the reporting date. The estimated fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows of existing deposits using rates currently available on advances from the Federal Home Loan Bank having similar characteristics.

Advances from Federal Home Loan Bank - The estimated fair value of advances from Federal Home Loan Bank is determined by discounting the future cash flows of existing advances using rates currently available on advances from Federal Home Loan Bank having similar characteristics.

Subordinated Debentures - The estimated fair values of subordinated debentures are determined by discounting the estimated future cash flows using rates currently available on debentures having similar characteristics.

Accrued Interest Payable - The carrying value approximates fair value.

Off-Balance-Sheet Items - The estimated fair value of commitments to originate or purchase loans is based on the fees currently charged to enter into similar agreements.  The aggregate value of these fees is not material.  Such commitments are summarized in Note 17, Commitments and Contingencies.

IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Sep. 30, 2011
IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS
IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

22.               IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

In February 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-09, Amendments to Certain Recognition and Disclosure Requirements, as an amendment to ASC Topic 855.  As a result of ASU 2010-09, SEC registrants will not disclose the date through which management evaluated subsequent events in financial statements.  ASU 2010-09 was effective immediately for all financial statements that had not yet been issued or had not yet become available to be issued, or March 31, 2010 for the Company.  The adoption of ASU 2010-09 is for disclosure purposes only and did not have any effect on the Company’s financial position or results of operations.

In June 2009, the FASB issued Statement of Financial Standards (“SFAS”) No. 166, Accounting for Transfers of Financial Assets, an Amendment of SFAS No. 140 — Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which was subsequently incorporated into ASC Topic 860, Transfers and Servicing. SFAS No. 166 amends ASC Topic 860 and requires more information about transfers of financial assets, including securitization transactions and whether companies have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets and requires additional disclosures. SFAS No. 166 was effective for the annual period beginning after November 15, 2009 and for interim periods within the first annual reporting period, and was required be applied to transfers occurring on or after the effective date. The adoption of the provisions of this Topic did not have a material impact on the Company’s financial condition or results of operations.

In June 2009, the FASB issued SFAS No. 167, Amendments to FASB Interpretation No. 46(R). SFAS No. 167 amends FIN 46(R), Consolidation of Variable Interest Entities, which was subsequently incorporated into ASC Topic 810, Consolidation, to change how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated, and requires additional disclosures about involvement with variable interest entities, any significant changes in risk exposure due to that involvement and how that involvement affects the company’s financial statements. The determination of whether a company is required to consolidate an entity is based on, among other things, an entity’s purpose and design and a company’s ability to direct the activities of the entity that most significantly impact the entity’s economic performance. The provisions of this Topic were effective for the annual period beginning after November 15, 2009 and for interim periods within the first annual reporting period. The adoption of the provisions of this Topic did not have a material impact on the Company’s financial condition or results of operations.

In June 2009, the FASB issued SFAS No. 168, The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles, a Replacement of SFAS No. 162 — The Hierarchy of Generally Accepted Accounting Principles, which was subsequently incorporated into ASC Topic 105, Generally Accepted Accounting Principles. This ASC establishes the source of authoritative Generally Accepted Accounting Principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the United States Securities and Exchange Commission (“SEC”) under authority of federal securities laws, are also sources of authoritative GAAP for SEC registrants. This ASC superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC became non-authoritative. ASC Topic 105 was effective for financial statements issued for interim and annual periods ending after September 15, 2009. The implementation of the ASC did not have a material impact on the Company’s financial condition or results of operations.

In January 2010, the FASB issued ASU No. 2010-06 which amends ASC Topic 820, Fair Value Measurements and Disclosures. This update provides more robust disclosures about (a) the different classes of assets and liabilities measured at fair value, (b) the valuation techniques and inputs used, (c) the activity in Level 3 fair value measurements, and (d) the transfers between Levels 1, 2, and 3. The ASU was effective for financial statements issued for interim and annual periods ending after December 15, 2009.  The interim disclosures required by this update are reported in the notes to the Company’s consolidated financial statements.

In July 2010, the FASB issued ASU No. 2010-20, Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This ASU requires expanded credit risk disclosures intended to provide investors with greater transparency regarding the allowance for credit losses and the credit quality of financing receivables. Under this ASU, companies are required to provide more information about the credit quality of their financing receivables in the disclosures to financial statements, such as aging information, credit quality indicators, changes in the allowance for credit losses, and the nature and extent of troubled debt restructurings and their effect on the allowance for credit losses. Both new and existing disclosures must be disaggregated by portfolio segment or class based on the level of disaggregation that management uses when assessing its allowance for credit losses and managing its credit exposure. The disclosures as of the end of a reporting period were effective for interim and annual periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period were effective for interim and annual reporting periods beginning on or after December 15, 2010. The adoption of the provisions of this Topic did not have a material impact on the Company’s financial condition or results of operations.

In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.  The provisions of ASU No. 2011-02 provide additional guidance related to determining whether a creditor has granted a concession, include factors and examples for creditors to consider in evaluating whether a restructuring results in a delay in payment that is insignificant, prohibits creditors from using the borrower’s effective rate test to evaluate whether a concession has been granted to the borrower, and add factors for creditors to use in determining whether a borrower is experiencing financial difficulties.  A provision in ASU No. 2011-02 also ends the deferral of the additional disclosures about troubled debt restructurings as required by ASU No. 2010-20.  The provisions of ASU No. 2011-02 were effective for the Company’s reporting period ending September 30, 2011 and were required to be applied retrospectively to the beginning of the annual period of adoption.  The adoption of the ASU did not have a material impact on the Company’s financial condition or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles — Goodwill and Other (ASC Topic 350) — Testing of Goodwill for Impairment. This ASU simplifies how entities test goodwill for impairment. The amendments under this ASU permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. This ASU does not change the current guidance for testing other indefinite-lived intangible assets for impairment. The provisions of this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

23.     SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The results of operations by quarter for 2011 and 2010 were as follows:

	First	Second	Third	Fourth
Year Ended September 30, 2011	Quarter	Quarter	Quarter	Quarter

Interest income	$17,124,421	$14,817,644	$14,174,594	$14,136,014
Interest expense	3,708,226	3,331,453	3,096,072	2,815,554

Net interest income	13,416,195	11,486,191	11,078,522	11,320,460
Provision for loan losses	4,300,000	3,500,000	4,000,000	3,000,000

Net interest income after loan loss provision	9,116,195	7,986,191	7,078,522	8,320,460

Non-interest income	3,648,171	2,690,864	3,073,936	3,584,834
Non-interest expense	8,301,074	9,208,052	7,885,855	8,889,608

Income before taxes	4,463,292	1,469,003	2,266,603	3,015,686
Income tax expense	1,345,940	402,313	566,349	835,205

Net income	$3,117,352	$1,066,690	$1,700,254	$2,180,481

Income available to common shares	$2,601,425	$550,379	$1,183,558	$1,663,399

Earnings per common share - basic	$0.25	$0.05	$0.11	$0.16
Earnings per common share - diluted	$0.24	$0.05	$0.11	$0.15

Weighted average common shares outstanding - basic	10,507,158	10,532,730	10,558,910	10,574,405
Weighted average common shares outstanding - diluted	10,925,023	10,986,206	11,009,935	10,962,188

	First	Second	Third	Fourth
Year Ended September 30, 2010	Quarter	Quarter	Quarter	Quarter

Interest income	$16,837,055	$16,050,620	$15,917,855	$16,298,660
Interest expense	5,311,566	4,968,670	4,220,269	3,891,888

Net interest income	11,525,489	11,081,950	11,697,586	12,406,772
Provision for loan losses	6,074,000	11,240,000	4,500,000	4,250,000

Net interest income (loss) after loan loss provision	5,451,489	(158,050)	7,197,586	8,156,772

Non-interest income	4,447,467	3,387,367	3,731,478	3,274,166
Non-interest expense	8,182,400	8,420,874	7,342,217	7,990,620

Income (loss) before taxes	1,716,556	(5,191,557)	3,586,847	3,440,318
Income tax expense (benefit)	466,121	(869,669)	409,693	253,232

Net income (loss)	$1,250,435	$(4,321,888)	$3,177,154	$3,187,086

Income (loss) available to common shares	$736,029	$(4,836,673)	$2,661,990	$2,671,541

Earnings (loss) per common share - basic	$0.07	$(0.47)	$0.26	$0.26
Earnings (loss) per common share - diluted	$0.07	$(0.47)	$0.25	$0.27

Weighted average common shares outstanding - basic	10,274,066	10,364,565	10,418,153	10,466,557
Weighted average common shares outstanding - diluted	10,483,880	10,364,565	10,622,155	10,807,056

CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.	12 Months Ended
Sep. 30, 2011
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

24.       CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

The following table presents the condensed parent-company-only balance sheets as of September 30, 2011 and 2010, and the condensed parent-company-only statements of income and cash flows of the Company for the years ended September 30, 2011, 2010 and 2009:

Condensed Balance Sheets

	2011	2010

ASSETS:
Cash and cash equivalents	$119,182	$109,083
Investment in Bank	136,799,101	134,762,057
Intercompany loan to Bank	3,350,000	1,900,000
Other assets	1,866,536	1,757,055

Total assets	$142,134,819	$138,528,195

LIABILITIES:
Subordinated debentures	$19,589,000	$19,589,000
Dividends payable	1,043,740	1,029,567
Other liabilities	1,331,893	1,556,347

Total liabilities	21,964,633	22,174,914

STOCKHOLDER’S EQUITY	120,170,186	116,353,281

Total liabilities and stockholder’s equity	$142,134,819	$138,528,195

Condensed Statements of Income

	2011	2010	2009

Interest income	$69,129	$45,849	$152,223
Interest expense	505,889	515,307	872,846

Net interest expense	(436,760)	(469,458)	(720,623)

Non-interest income	1,112,099	1,104,379	892,022
Non-interest expense	688,955	551,600	1,201,803

(Loss) income before income taxes and equity in earnings of Bank	(13,616)	83,321	(1,030,404)

Income tax (benefit) expense	(3,824)	6,084	(374,800)

Net income (loss) before equity in earnings of Bank	(9,792)	77,237	(655,604)

Equity in earnings of Bank	8,074,569	3,215,550	5,732,566

Net income	$8,064,777	$3,292,787	$5,076,962

Income available to common shares	$5,998,761	$1,232,887	$3,811,669

Condensed Statements of Cash Flows

	2011	2010	2009

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$8,064,777	$3,292,787	$5,076,962
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank	(8,074,569)	(3,215,550)	(5,732,566)
Net change in other assets and liabilities	(319,761)	1,293,313	(290,999)
Realized loss on sale of investments	—	—	155,500

Net cash (used in) provided by operating activities	(329,553)	1,370,550	(791,103)

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture	—	(12,500)	—
Dividends received from Bank	6,000,000	1,500,000	—
Capital contribution to Bank	—	—	(20,000,000)
(Increase) decrease in intercompany loan	(1,450,000)	900,000	(800,000)
Principal payments on mortgage-backed securities	—	—	2,026

Net cash provided by (used in) investing activities	4,550,000	2,387,500	(20,797,974)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of note payable	—	—	(7,640,000)
Equity trust shares purchased, net	—	(181,552)	(441,753)
Equity trust shares purchased from Treasury, net	446,684	—	—
Proceeds from stock options exercised	193,955	196,829	105,949
Proceeds received from Bank for stock-based compensation	1,009,710	1,290,686	1,204,203
Proceeds from cash received in dividend reinvestment plan	—	707,033	785,669
Proceeds from issuance of preferred stock and common stock warrants	—	—	32,501,768
Dividends paid on common stock	(4,177,009)	(4,053,659)	(3,922,623)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(944,506)
Common stock issued under employee compensation plan	99,998	—	—
Common stock purchased under dividend reinvestment plan	(27,399)	—	—
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(129,387)	(78,374)	(54,972)

Net cash (used in) provided by financing activities	(4,210,348)	(3,745,937)	21,593,735

NET INCREASE IN CASH AND CASH EQUIVALENTS	10,099	12,113	4,658

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	109,083	96,970	92,312

CASH AND CASH EQUIVALENTS AT END OF YEAR	$119,182	$109,083	$96,970

Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Dec. 13, 2011	Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	PULASKI FINANCIAL CORP
Entity Central Index Key	0001062438
Document Type	10-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 66.9
Entity Common Stock, Shares Outstanding		11,070,818
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY